(REGISTERED TRADEMARK)
SPARTAN(registered trademark)
U.S. EQUITY INDEX
FUND


SEMIANNUAL REPORT
AUGUST 31, 1997
UEI-SANN-1097
40041
CONTENTS



PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND PERFORMANCE,
                              STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S INVESTMENTS
                              OVER THE PAST SIX MONTHS.

INVESTMENTS              9    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     18   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                              CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    22   NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS     25



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS
REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION
IS A BANK.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
 Retirement Plan Level Accounts
  Corporate Clients (800) 962-1375
  "Not For Profit" Clients (800) 343-0860
 Financial and Other Institutions
  Nationwide (800) 843-3001
 Other Investors (800) 544-6666
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The short-term volatility that hit the stock and bond markets in the spring re-emerged in August, and many equity and fixed-income securities retreated from their 1997 highs. Still, the Standard & Poor's 500 Index was up roughly 23% year-to-date through August 31, more than twice its historical annual average. The bond markets have posted moderate returns through the first eight months of the year, primarily influenced by positive news on the inflation front.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997           PAST 6   PAST 1   PAST 5    LIFE OF
                                        MONTHS   YEAR     YEARS     FUND

SPARTAN U.S. EQUITY INDEX FUND          14.66%   40.31%   143.52%   347.00%

S&P 500(REGISTERED TRADEMARK)           14.78%   40.65%   146.47%   358.88%

S&P 500 INDEX OBJECTIVE FUNDS AVERAGE   14.45%   39.89%   140.98%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on February 17, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 69 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997           PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

SPARTAN U.S. EQUITY INDEX FUND          40.31%   19.48%   16.99%

S&P 500                                 40.65%   19.77%   17.31%

S&P 500 INDEX OBJECTIVE FUNDS AVERAGE   39.89%   19.23%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970831 19970911 144321 S00000000000001
             Spartan U.S. Equity Index   S&P 500
             00650                       SP001
  1988/02/17     100000.00                   100000.00
  1988/02/29     103400.00                   103287.20
  1988/03/31     100200.00                   100095.63
  1988/04/30     100900.00                   101206.69
  1988/05/31     101700.00                   102087.19
  1988/06/30     106307.66                   106772.99
  1988/07/31     106106.12                   106367.25
  1988/08/31     102478.56                   102750.77
  1988/09/30     106727.95                   107127.95
  1988/10/31     109774.42                   110106.11
  1988/11/30     108149.64                   108531.59
  1988/12/31     110097.82                   110430.89
  1989/01/31     118116.15                   118514.43
  1989/02/28     115237.77                   115563.42
  1989/03/31     117909.83                   118256.05
  1989/04/30     124121.06                   124393.54
  1989/05/31     129090.04                   129431.48
  1989/06/30     128241.53                   128693.72
  1989/07/31     139909.33                   140314.76
  1989/08/31     142513.74                   143064.93
  1989/09/30     141893.01                   142478.36
  1989/10/31     138644.36                   139172.87
  1989/11/30     141473.83                   142011.99
  1989/12/31     144725.54                   145420.28
  1990/01/31     134955.49                   135662.58
  1990/02/28     136673.30                   137412.63
  1990/03/31     140223.80                   141054.06
  1990/04/30     136761.48                   137527.71
  1990/05/31     150069.76                   150936.66
  1990/06/30     148986.99                   149910.29
  1990/07/31     148442.05                   149430.58
  1990/08/31     134818.51                   135922.05
  1990/09/30     128134.08                   129302.65
  1990/10/31     127584.62                   128746.65
  1990/11/30     135826.52                   137063.68
  1990/12/31     139466.56                   140887.76
  1991/01/31     145578.64                   147030.47
  1991/02/28     155913.61                   157543.14
  1991/03/31     159698.26                   161355.69
  1991/04/30     160033.99                   161742.94
  1991/05/31     166860.62                   168730.24
  1991/06/30     159228.10                   161002.39
  1991/07/31     166552.82                   168505.10
  1991/08/31     170496.90                   172498.67
  1991/09/30     167580.91                   169617.95
  1991/10/31     169850.12                   171890.83
  1991/11/30     162929.04                   164963.63
  1991/12/31     181531.43                   183835.47
  1992/01/31     178058.25                   180416.13
  1992/02/29     180373.71                   182761.54
  1992/03/31     176779.44                   179197.69
  1992/04/30     181906.86                   184466.10
  1992/05/31     182839.12                   185369.98
  1992/06/30     180038.56                   182607.97
  1992/07/31     187427.76                   190076.64
  1992/08/31     183557.23                   186180.06
  1992/09/30     185665.45                   188376.99
  1992/10/31     186137.58                   189036.31
  1992/11/30     192511.35                   195482.45
  1992/12/31     194881.43                   197886.88
  1993/01/31     196428.11                   199549.13
  1993/02/28     199045.56                   202263.00
  1993/03/31     203226.03                   206530.75
  1993/04/30     198196.34                   201532.70
  1993/05/31     203494.42                   206933.78
  1993/06/30     203983.98                   207533.89
  1993/07/31     203136.06                   206703.75
  1993/08/31     210888.42                   214537.82
  1993/09/30     209194.01                   212885.88
  1993/10/31     213458.30                   217292.62
  1993/11/30     211387.07                   215228.34
  1993/12/31     213970.37                   217832.60
  1994/01/31     221156.41                   225238.91
  1994/02/28     215085.45                   219134.94
  1994/03/31     205615.39                   209580.65
  1994/04/30     208239.11                   212263.29
  1994/05/31     211615.97                   215744.41
  1994/06/30     206450.46                   210458.67
  1994/07/31     213244.07                   217361.71
  1994/08/31     221799.00                   226273.54
  1994/09/30     216368.29                   220729.84
  1994/10/31     221176.47                   225696.26
  1994/11/30     213078.48                   217476.40
  1994/12/31     216308.29                   220701.58
  1995/01/31     221808.74                   226424.37
  1995/02/28     230507.12                   235248.13
  1995/03/31     237188.64                   242190.30
  1995/04/30     244138.93                   249322.80
  1995/05/31     253796.32                   259288.24
  1995/06/30     259633.20                   265311.50
  1995/07/31     268175.46                   274109.23
  1995/08/31     268822.61                   274797.25
  1995/09/30     280085.88                   286393.69
  1995/10/31     279045.64                   285371.27
  1995/11/30     291268.51                   297899.06
  1995/12/31     296728.36                   303636.60
  1996/01/31     306851.56                   313972.39
  1996/02/29     309743.91                   316882.91
  1996/03/31     312794.92                   319934.50
  1996/04/30     317149.92                   324650.33
  1996/05/31     325231.02                   333023.06
  1996/06/30     326565.57                   334291.88
  1996/07/31     312054.50                   319522.87
  1996/08/31     318577.83                   326261.60
  1996/09/30     336433.81                   344623.61
  1996/10/31     345664.00                   354128.32
  1996/11/30     371749.33                   380896.88
  1996/12/31     364185.72                   373351.32
  1997/01/31     386888.20                   396678.31
  1997/02/28     389861.15                   399788.27
  1997/03/31     373707.13                   383360.97
  1997/04/30     395904.11                   406247.62
  1997/05/31     420009.72                   430979.97
  1997/06/30     438649.43                   450287.87
  1997/07/31     473538.89                   486117.28
  1997/08/29     446995.54                   458884.99
IMATRL PRASUN   SHR__CHT 19970831 19970911 144324 R00000000000118
$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Spartan U.S. Equity Index Fund on February 17, 1988, when the fund started. As the chart shows, by August 31, 1997, the value of the investment would have grown to $446,996 - a 347.00% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 investment in the S&P 500 would have grown to $458,885 - a 358.88% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



AN INTERVIEW WITH
JENNIFER FARRELLY,
PORTFOLIO MANAGER OF
SPARTAN U.S. EQUITY
INDEX FUND
Q. JEN, HOW DID THE FUND PERFORM?
A. For the six months that ended August 31, 1997, the fund had a total return of 14.66%, while the Standard & Poor's 500 Index returned 14.78%. The fund's total return is slightly lower than the index due to expenses. In addition, the fund's return beat that of the S&P 500 index objective funds average tracked by Lipper Analytical Services, which returned 14.45% during the same period. For the 12 months that ended August 31, 1997, the fund returned 40.31%, the S&P 500 returned 40.65% and the S&P 500 index objective funds average returned 39.89%.
Q. HOW WOULD YOU CHARACTERIZE THE MARKET OVER THE PAST SIX MONTHS?
A. For the most part, the U.S. stock market continued to be strong. There were a number of factors that contributed to the positive investment environment. Most importantly, corporate earnings were healthy, helped by a steadily growing economy that has shown no signs of emerging inflation. Interest rates remained relatively low, helping to sustain economic growth, keep corporate borrowing costs under control and make investment alternatives to stocks less attractive. Economic growth remained moderate enough to discourage the Federal Reserve Board from aggressively raising interest rates to cool an overheated economy and head off potential inflation. However, the market did experience two sharp corrections during the period, one during late March and early April, and one in August.
Q. WHAT CAUSED THE EARLIER CORRECTION?
A. In February, Fed Chairman Alan Greenspan indicated in his semiannual Congressional testimony that the Fed was inclined to raise short-term rates in the first half of 1997 as a pre-emptive strike against possible inflation caused by a tight labor market. As the Fed's March 25 Open Market Committee meeting approached and data emerged showing the economy picking up speed, the market experienced a sharp sell-off. Investors became convinced that the Fed would raise rates, which it did by increasing a key short-term rate by 0.25% at its March meeting. However, the market recovered through the beginning of August, as statistics emerged showing no significant increase in inflation, and that the economy continued to grow, but at a more moderate pace.
Q. AND WHAT HAPPENED IN AUGUST?
A. Valuations in the market - especially among the large-capitalization stocks that comprise the S&P 500 - have been at historically high levels for some time now. With high valuations come high expectations that can exert a great deal of influence on stock prices. That is, any small change in the overall view of the market can lead to a large change in stock prices. In August, it seemed that investors became less certain that the earnings growth posted by some of the S&P 500 companies could be sustained, and we witnessed another sell-off among large-cap issues.
Q. WHAT SECTORS WITHIN THE S&P 500 PERFORMED THE BEST OVER THE PAST
SIX MONTHS?
A. Technology was the best-performing sector within the index during the period, spurred by demand for computers and related products. While Microsoft had been a market leader for some time and continued to see its share price rise, its performance was topped by Compaq, Dell Computer and Tandem Computers during the six-month period. In addition, many financial services stocks did well. Interest rates remained at a relatively low level and many financial services companies have emphasized steadier fee-based businesses that tend to insulate them from the negative influence that Fed monetary policy might exert. In addition, many financial services firms benefited from the strong stock market and the positive impact of significant inflows of capital, especially through mutual funds. Positive merger and acquisition activity also bolstered stocks in the sector.
Q. WHICH SECTORS LAGGED DURING THE PERIOD?
A. Utilities stocks struggled in an environment of overall uncertainty brought on by deregulation and increased competition. MCI was one stock that struggled, as it encountered problems in its planned acquisition by British Telecommunications. While consumer nondurables and health stocks were some of the best performers during the S&P 500's strong rise over the past couple of years, they lagged the market over the period. Starting from high valuations, these sectors lagged because the healthy economic backdrop encouraged investors to invest in companies that had better growth potential.
Q. WHAT'S YOUR OUTLOOK?
A. Dividend yields for stocks in the S&P 500 are at an all-time low, while stock valuations are at near-record highs. While earnings growth and earnings surprises have supported stock prices through much of the period, August's shake-up points to a fair amount of uncertainty going forward. Even though the large-cap stocks that make up the S&P 500 have rallied to post annual returns in the 20% to 30% range for more than two years, the index's historical average annual return is approximately 11%. Investors should set their expectations accordingly.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER FARRELLY ON CHANGES TO THE S&P 500:
"The S&P 500 is an index of 500 stocks chosen to be a representation of the broader market. Periodically, companies will be added or deleted from the index.
Usually, this is based on such events as acquisitions, spin-offs or shifts in asset size."
Here are some of the changes to the index in the past six months involving some well-known companies:
(solid bullet) April 2, 1997: Pacific Telesis was removed due to its acquisition by SBC Communications, already a component of the S&P 500.
(solid bullet) May 30, 1997: Morgan Stanley was removed due to its merger with Dean Witter, Discover & Co.
(solid bullet) August 1, 1997: McDonnell Douglas was removed because of its merger with S&P 500 component
Boeing Co.
(solid bullet) August 15, 1997: NYNEX was removed as it merged with Bell Atlantic Corp., already a component of the S&P 500.

NOTE TO SHAREHOLDERS: The fund's Board of
Trustees has recommended that shareholders approve proposals to amend the management contract for the fund and to adopt a sub-advisory agreement with Bankers Trust Company for the fund. Shareholders of the fund on September 22, 1997, are entitled to vote on the proposals. If you received proxy materials in the mail, you are urged to indicate voting instructions on your proxy card(s) and return the card(s) prior to the scheduled November 19, 1997, shareholder meeting.
FUND FACTS
GOAL: seeks a total return which corresponds to that of the Standard and Poor's 500 Index
START DATE: February 17, 1988
SIZE: as of August 31, 1997, more than
$8.6 billion
MANAGER: Jennifer Farrelly, since 1994; manager
Spartan Market Index Fund and VIP II: Index 500
Portfolio, since 1994; joined Fidelity in 1988
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF AUGUST 31, 1997
                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

GENERAL ELECTRIC CO.                    2.8            2.7

MICROSOFT CORP.                         2.2            1.8

EXXON CORP.                             2.1            1.9

INTEL CORP.                             2.1            1.8

COCA-COLA CO. (THE)                     2.0            2.4

MERCK & CO., INC.                       1.5            1.7

ROYAL DUTCH PETROLEUM CO.               1.5            1.5

PHILIP MORRIS COMPANIES, INC.           1.5            1.7

INTERNATIONAL BUSINESS MACHINES CORP.   1.4            1.2

PROCTER & GAMBLE CO.                    1.2            1.3

TOP TEN MARKET SECTORS AS OF AUGUST 31, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

FINANCE                            15.3           14.7

TECHNOLOGY                         15.2           12.8

NONDURABLES                        10.3           11.2

HEALTH                             10.1           10.4

ENERGY                             8.8            8.1

UTILITIES                          8.5            9.7

INDUSTRIAL MACHINERY & EQUIPMENT   6.0            5.1

BASIC INDUSTRIES                   5.4            5.5

RETAIL & WHOLESALE                 4.7            4.2

DURABLES                           3.7            3.9

INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 96.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.1%
AEROSPACE & DEFENSE - 1.7%
AlliedSignal, Inc.   337,358 $ 27,853
Boeing Co.   1,184,881  64,502
Lockheed Martin Corp.   230,166  23,866
Textron, Inc.   196,766  12,261
United Technologies Corp.   282,606  22,061
  150,543
DEFENSE ELECTRONICS - 0.3%
Northrop Grumman Corp.   69,269  8,109
Raytheon Co.   281,652  15,491
  23,600
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   74,379  5,922
TOTAL AEROSPACE & DEFENSE   180,065
BASIC INDUSTRIES - 5.4%
CHEMICALS & PLASTICS - 2.8%
Air Products & Chemicals, Inc.   130,843  10,672
Avery Dennison Corp.   123,302  5,063
Dow Chemical Co.   278,280  24,628
du Pont (E.I.) de Nemours & Co.   1,345,980  83,870
Eastman Chemical Co.   93,371  5,585
Engelhard Corp.   171,849  3,587
FMC Corp. (a)   44,470  3,694
Goodrich (B.F.) Co.   64,190  2,704
Great Lakes Chemical Corp.   71,504  3,325
Hercules, Inc.   119,737  6,189
Monsanto Co.   705,410  30,994
Morton International, Inc.   167,070  5,555
Nalco Chemical Co.   74,957  2,998
PPG Industries, Inc.   214,907  13,539
Praxair, Inc.   188,181  10,056
Raychem Corp.   51,968  4,836
Rohm & Haas Co.   74,131  7,103
Sigma Aldrich Corp.   119,264  3,891
Union Carbide Corp.   149,529  7,673
W.R. Grace & Co.   86,680  5,965
  241,927
IRON & STEEL - 0.3%
Aeroquip Vickers, Inc.   33,254  1,858
Allegheny Teledyne, Inc.   209,769  6,477
Armco, Inc. (a)  127,605  758
Bethlehem Steel Corp. (a)  133,709  1,604
Inland Steel Industries, Inc.   58,387  1,230
Nucor Corp.   104,727  5,937

 SHARES VALUE (NOTE 1)
  (000S)
USX-U.S. Steel Group  101,971 $ 3,580
Worthington Industries, Inc.   115,103  2,136
  23,580
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   270,674  9,460
Aluminum Co. of America  207,066  17,031
ASARCO, Inc.   51,143  1,573
Commscope, Inc.   57,900  999
Cyprus Amax Minerals Co.   111,211  2,808
Freeport-McMoRan Copper & Gold, Inc.
 Class B  238,986  6,691
Inco Ltd.   198,317  5,365
Phelps Dodge Corp.   73,910  5,945
Reynolds Metals Co.   87,239  6,167
  56,039
PACKAGING & CONTAINERS - 0.2%
Ball Corp.   36,138  1,188
Bemis Co., Inc.   63,220  2,778
Crown Cork & Seal Co., Inc.   153,190  7,793
Owens-Illinois, Inc.   166,600  5,800
Tupperware Corp.   73,357  2,462
  20,021
PAPER & FOREST PRODUCTS - 1.4%
Boise Cascade Corp.   57,777  2,286
Champion International Corp.   113,953  6,744
Fort James Corp.   223,919  9,405
Georgia-Pacific Corp.   109,177  9,962
International Paper Co.   358,627  18,917
Kimberly-Clark Corp.   667,240  31,652
Louisiana-Pacific Corp.   130,212  2,881
Mead Corp.   62,318  4,421
Potlatch Corp.   34,527  1,612
Stone Container Corp.   118,480  2,042
Temple-Inland, Inc.   66,103  4,263
Union Camp Corp.   82,589  4,897
Westvaco Corp.   121,647  4,121
Weyerhaeuser Co.   236,479  13,657
Willamette Industries, Inc.   65,902  5,255
  122,115
TOTAL BASIC INDUSTRIES   463,682
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.3%
Armstrong World Industries, Inc.   48,658  3,330
Crane Co.   54,705  2,414
Masco Corp.   192,329  8,547
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
Owens-Corning  63,556 $ 2,578
Sherwin-Williams Co.   205,544  5,639
  22,508
CONSTRUCTION - 0.1%
Centex Corp.   34,538  1,878
Fleetwood Enterprises, Inc.   42,468  1,322
Fluor Corp.   100,198  5,623
Kaufman & Broad Home Corp.   46,254  925
Pulte Corp.   25,028  917
  10,665
ENGINEERING - 0.0%
EG&G, Inc.   54,942  1,167
Foster Wheeler Corp.   48,539  2,218
  3,385
TOTAL CONSTRUCTION & REAL ESTATE   36,558
DURABLES - 3.7%
AUTOS, TIRES, & ACCESSORIES - 2.3%
AutoZone, Inc. (a)  179,800  5,079
Chrysler Corp.   820,140  28,806
Cooper Tire & Rubber Co.   93,843  2,358
Dana Corp.   123,118  5,671
Echlin, Inc.   74,511  2,762
Ford Motor Co.   1,418,441  60,992
General Motors Corp.   869,461  54,559
Genuine Parts Co.   214,634  6,626
Goodyear Tire & Rubber Co.   185,891  11,456
ITT Industries, Inc. (a)   141,089  4,444
NACCO Industries, Inc. Class A  9,904  854
Navistar International Corp. (a)   87,373  2,167
PACCAR, Inc.   92,798  4,396
Pep Boys-Manny, Moe & Jack  72,548  1,923
TRW, Inc.   148,952  7,764
  199,857
CONSUMER DURABLES - 0.7%
Corning, Inc.   273,676  14,471
Minnesota Mining & Manufacturing Co.   496,277  44,603
Stanley Works  90,786  3,864
  62,938
CONSUMER ELECTRONICS - 0.1%
Maytag Co.   116,429  3,194
Whirlpool Corp.   88,733  5,080
  8,274

 SHARES VALUE (NOTE 1)
  (000S)
HOME FURNISHINGS - 0.2%
Johnson Controls, Inc.   99,840 $ 4,761
Newell Co.   189,730  7,471
  12,232
TEXTILES & APPAREL - 0.4%
Fruit of the Loom, Inc. Class A (a)  90,960  2,433
Liz Claiborne, Inc.   84,182  3,751
NIKE, Inc. Class B  344,248  18,374
Reebok International Ltd.   63,170  2,776
Russell Corp.   43,542  1,241
Springs Industries, Inc. Class A  24,059  1,131
Stride Rite Corp.   58,248  692
VF Corp.   76,131  6,728
  37,126
TOTAL DURABLES   320,427
ENERGY - 8.8%
ENERGY SERVICES - 1.0%
Baker Hughes, Inc.   196,423  8,323
Dresser Industries, Inc.   210,060  8,770
Halliburton Co.   301,644  14,403
Helmerich & Payne, Inc.   29,824  2,107
McDermott International, Inc.   65,527  2,113
Rowan Companies, Inc. (a)   102,253  3,055
Schlumberger Ltd.   588,630  44,846
Western Atlas, Inc. (a)  64,115  5,081
  88,698
OIL & GAS - 7.8%
Amerada Hess Corp.   110,731  6,436
Amoco Corp.   589,299  55,726
Anadarko Petroleum Corp.   67,600  4,964
Apache Corp.   100,600  3,993
Ashland, Inc.   88,618  4,442
Atlantic Richfield Co.   384,042  28,803
Burlington Resources, Inc.   139,892  7,082
Chevron Corp.   779,094  60,331
Coastal Corp. (The)  126,286  7,293
Enserch Exploration, Inc.   125,396  1,129
Exxon Corp.   2,960,546  181,149
Kerr-McGee Corp.   57,067  3,545
Louisiana Land & Exploration Co.   40,761  3,121
Mobil Corp.   938,256  68,258
Monterey Resources, Inc.   52,237  1,077
Occidental Petroleum Corp.   393,278  9,218
Oryx Energy Co. (a)   125,709  3,323
Pennzoil Co.   55,903  4,315
Phillips Petroleum Co.   314,411  14,954
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Royal Dutch Petroleum Co.   2,556,748 $ 129,755
Santa Fe Energy Resources, Inc.   118,432  1,310
Sun Co., Inc.   86,973  3,381
Texaco, Inc.   314,291  36,222
USX-Marathon Group   343,105  11,173
Union Pacific Resources Group, Inc.   302,644  7,566
Unocal Corp.   299,168  11,686
  670,252
TOTAL ENERGY   758,950
FINANCE - 15.3%
BANKS - 7.3%
Banc One Corp.   685,353  36,752
Bank of New York Co., Inc.   461,466  20,593
BankBoston Corp.   175,087  14,554
BankAmerica Corp.   845,556  55,648
Bankers Trust New York Corp.   92,596  9,607
Barnett Banks, Inc.   237,170  16,157
Chase Manhattan Corp.   513,973  57,147
Citicorp  552,433  70,504
Comerica, Inc.   125,900  8,915
CoreStates Financial Corp.   246,355  15,151
Fifth Third Bancorp  189,450  11,083
First Union Corp.   682,402  32,798
Fleet Financial Group, Inc.   254,470  16,398
Huntington Bancshares, Inc.   190,200  6,158
KeyCorp.   266,331  16,146
Mellon Bank Corp.   308,554  14,849
Morgan (J.P.) & Co., Inc.   219,779  23,571
National City Corp.   265,026  14,974
NationsBank Corp.   870,518  51,687
Norwest Corp.   445,577  25,593
PNC Financial Corp.   383,578  16,590
Republic New York Corp.   64,725  6,929
State Street Corp.   198,900  9,920
SunTrust Banks, Inc.   262,950  16,435
U.S. Bancorp   291,835  25,554
Wachovia Corp.   192,686  11,995
Wells Fargo & Co.   106,731  27,136
  632,844
CREDIT & OTHER FINANCE - 1.4%
American Express Co.   563,903  43,843
Beneficial Corp.   64,050  4,584

 SHARES VALUE (NOTE 1)
  (000S)
Countrywide Credit Industries, Inc.   124,500 $ 4,194
First Chicago NBD Corp.   372,380  26,718
Green Tree Financial Corp.   161,900  7,114
Household International, Inc.   126,940  14,082
MBNA Corp.   398,430  15,315
Transamerica Corp.   78,917  7,778
  123,628
FEDERAL SPONSORED CREDIT - 1.0%
Federal Home Loan
 Mortgage Corporation  828,812  26,988
Federal National
 Mortgage Association  1,265,140  55,667
  82,655
INSURANCE - 4.4%
Aetna, Inc.   179,913  17,170
Allstate Corp.   525,660  38,406
American General Corp.   287,948  13,875
American International Group, Inc.   839,667  79,244
Aon Corp.   198,400  10,106
CIGNA Corp.   88,364  16,204
Chubb Corp. (The)  208,552  13,947
Conseco, Inc.   218,500  9,396
General Re Corp.   96,454  18,700
Hartford Financial Services Group, Inc.   140,489  11,204
Jefferson Pilot Corp.   84,319  5,865
Lincoln National Corp.   123,139  8,243
Loews Corp.   137,160  13,982
MBIA, Inc.   38,800  4,394
MGIC Investment Corp.   140,900  7,089
Marsh & McLennan Companies, Inc.   197,646  13,489
Progressive Corp.   86,400  8,554
Providian Financial Corp.   111,707  4,161
SAFECO Corp.   150,506  7,394
St. Paul Companies, Inc. (The)  99,752  7,319
SunAmerica, Inc.   233,400  8,383
Torchmark Corp.   166,712  6,283
Travelers Group, Inc. (The)  764,893  48,571
UNUM Corp.   166,452  6,866
USF&G Corp. (a)  131,521  2,885
  381,730
SAVINGS & LOANS - 0.3%
Ahmanson (H.F.) & Co.   119,837  6,082
Golden West Financial Corp.   68,314  5,623
Washington Mutual, Inc.   298,267  17,859
  29,564
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.9%
Merrill Lynch & Co., Inc.   395,020 $ 24,294
Morgan Stanley Dean Witter
 Discover and Co.   683,172  32,878
Salomon, Inc.   128,993  7,723
Schwab (Charles) Corp.   208,800  8,861
  73,756
TOTAL FINANCE   1,324,177
HEALTH - 10.1%
DRUGS & PHARMACEUTICALS - 6.4%
Allergan, Inc.   78,003  2,525
ALZA Corp. Class A (a)  101,306  2,938
American Home Products Corp.   767,430  55,255
Amgen, Inc.   315,874  15,656
Bristol-Myers Squibb Co.   1,192,116  90,600
Lilly (Eli) & Co.   662,332  69,297
Merck & Co., Inc.   1,439,423  132,157
Pharmacia & Upjohn, Inc.   605,135  20,612
Pfizer, Inc.   1,539,732  85,262
Schering-Plough Corp.   872,632  41,886
Warner-Lambert Co.   323,430  41,096
  557,284
MEDICAL EQUIPMENT & SUPPLIES - 2.9%
Abbott Laboratories  922,252  55,277
Bard (C.R.), Inc.   68,101  2,350
Bausch & Lomb, Inc.   66,322  2,723
Baxter International, Inc.   331,346  17,623
Becton, Dickinson & Co.   145,510  6,975
Biomet, Inc.   132,732  2,754
Boston Scientific Corp. (a)  232,249  16,374
Cardinal Health, Inc.   129,500  8,579
Guidant Corp.   88,300  7,754
Johnson & Johnson  1,588,092  90,025
Mallinckrodt, Inc.   87,422  3,180
Medtronic, Inc.   284,024  25,669
Millipore Corp.   51,957  2,572
Pall Corp.   150,699  3,570
St. Jude Medical, Inc. (a)  109,072  4,152
U.S. Surgical Corp.   87,219  2,873
  252,450
MEDICAL FACILITIES MANAGEMENT - 0.8%
Beverly Enterprises, Inc. (a)  118,139  1,927
Columbia/HCA Healthcare Corp.   796,322  25,134
HEALTHSOUTH Corp. (a)  408,900  10,197

 SHARES VALUE (NOTE 1)
  (000S)
Humana, Inc. (a)  194,300 $ 4,578
Manor Care, Inc.   75,639  2,335
Tenet Healthcare Corp. (a)  359,368  9,793
United HealthCare Corp.   221,994  10,795
  64,759
TOTAL HEALTH   874,493
HOLDING COMPANIES - 0.2%
CINergy Corp.   187,927  6,213
Norfolk Southern Corp.   149,481  14,649
  20,862
INDUSTRIAL MACHINERY & EQUIPMENT - 6.0%
ELECTRICAL EQUIPMENT - 4.0%
Eaton Corp.   92,122  8,297
Emerson Electric Co.   530,890  29,034
General Electric Co.   3,911,238  244,450
General Semiconductor, Inc.   43,425  613
General Signal Corp.   59,896  2,598
Grainger (W.W.), Inc.   61,705  5,480
Harris Corp.   47,554  4,143
Honeywell, Inc.   151,470  10,470
Nextlevel Systems, Inc.   174,600  3,503
Rockwell International Corp.   254,148  15,249
Scientific-Atlanta, Inc.   92,378  2,009
Westinghouse Electric Corp.   757,655  19,509
  345,355
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Black & Decker Corp.   112,480  4,309
Briggs & Stratton Corp.   30,305  1,464
Case Corp.   88,500  5,935
Caterpillar, Inc.   450,384  26,150
Cincinnati Milacron, Inc.   47,333  1,219
Cooper Industries, Inc.   141,222  7,529
Cummins Engine Co., Inc.   45,610  3,509
Deere & Co.   304,437  17,048
Dover Corp.   133,804  9,241
Harnischfeger Industries, Inc.   58,802  2,360
Illinois Tool Works, Inc.   297,198  14,377
Ingersoll-Rand Co.   129,312  7,775
Parker-Hannifin Corp.   88,878  5,716
Tenneco, Inc.   204,087  9,911
Timken Co.   74,566  2,792
Tyco International Ltd.   290,986  22,824
  142,159
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   253,322 $ 8,850
Safety Kleen Corp.   69,555  1,404
Waste Management, Inc.   540,052  17,282
  27,536
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   515,050
MEDIA & LEISURE - 3.5%
BROADCASTING - 0.2%
Clear Channel Communications, Inc.   104,200  7,079
TCI Group Class A  791,925  13,859
  20,938
ENTERTAINMENT - 1.3%
Disney (Walt) Co.   804,997  61,833
King World Productions, Inc.   44,488  1,768
Time Warner, Inc.   666,456  34,323
Viacom, Inc. Class B (non-vtg.) (a)  420,379  12,454
  110,378
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.   118,178  3,604
Hasbro, Inc.   152,763  4,106
Mattel, Inc.   347,716  11,627
  19,337
LODGING & GAMING - 0.5%
HFS, Inc. (a)  188,500  10,497
Harrah's Entertainment, Inc. (a)   122,510  2,749
Hilton Hotels Corp.   297,619  9,133
ITT Corp.   138,889  8,724
Marriott International, Inc.   150,865  10,042
Mirage Resorts, Inc.   33,700  903
  42,048
PUBLISHING - 0.8%
American Greetings Corp. Class A  89,521  3,111
Cognizant Corp.   199,601  8,383
Dow Jones & Co., Inc.   114,057  4,883
Gannett Co., Inc.   168,711  16,439
Knight-Ridder, Inc.   108,566  5,496
McGraw-Hill, Inc.   119,130  7,304
Meredith Corp.   63,828  1,915
New York Times Co. (The) Class A  114,000  5,387
Times Mirror Co. Class A  113,920  5,774
Tribune Co.   146,284  7,232
  65,924

 SHARES VALUE (NOTE 1)
  (000S)
RESTAURANTS - 0.5%
Darden Restaurants, Inc.   182,334 $ 1,835
McDonald's Corp.   822,412  38,910
Wendy's International, Inc.   156,607  3,768
  44,513
TOTAL MEDIA & LEISURE   303,138
NONDURABLES - 10.3%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   98,061  8,403
BEVERAGES - 3.3%
Anheuser-Busch Companies, Inc.   591,648  25,219
Brown-Forman Corp. Class B  82,322  3,972
Coca-Cola Co. (The)  2,955,800  169,405
Coors (Adolph) Co. Class B  44,581  1,644
PepsiCo, Inc.   1,827,132  65,776
Seagram Co. Ltd.   442,028  15,448
Whitman Corp.   121,102  2,967
  284,431
FOODS - 2.3%
Archer-Daniels-Midland Co.   667,742  14,440
CPC International, Inc.   171,015  15,242
Campbell Soup Co.   554,376  25,709
ConAgra, Inc.   284,609  18,304
General Mills, Inc.   192,234  12,327
Heinz (H.J.) Co.   438,408  18,249
Hershey Foods Corp.   182,246  9,727
Kellogg Co.   495,386  22,168
Quaker Oats Co.   162,720  7,648
Ralston Purina Co.   126,774  11,410
Sara Lee Corp.   572,773  23,054
Sysco Corp.   207,998  7,384
Wrigley (Wm.) Jr. Co.   138,454  10,038
  195,700
HOUSEHOLD PRODUCTS - 3.0%
Alberto Culver Co. Class B  66,856  1,951
Avon Products, Inc.   157,472  10,088
Clorox Co.   61,649  8,091
Colgate-Palmolive Co.   352,020  22,089
Ecolab, Inc.   77,427  3,489
Gillette Co.   664,282  55,011
International Flavors & Fragrances, Inc.   130,167  6,655
Procter & Gamble Co.   807,551  107,455
Rubbermaid, Inc.   178,619  4,466
Unilever NV ADR  190,847  38,408
  257,703
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.6%
Fortune Brands, Inc.   205,081 $ 7,050
Philip Morris Companies, Inc.   2,895,903  126,333
UST, Inc.   219,067  6,326
  139,709
TOTAL NONDURABLES   885,946
PRECIOUS METALS - 0.3%
Barrick Gold Corp.   444,528  10,058
Battle Mountain Gold Co.   273,800  1,557
Echo Bay Mines Ltd.   165,988  837
Homestake Mining Co.   175,164  2,453
Newmont Mining Corp.   186,072  7,873
Placer Dome, Inc.   285,446  4,772
  27,550
RETAIL & WHOLESALE - 4.7%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  125,809  759
Gap, Inc.   326,324  14,501
Limited, Inc. (The)  323,179  7,352
TJX Companies, Inc.   185,366  5,098
  27,710
DRUG STORES - 0.4%
CVS Corp.   199,281  11,234
Long Drug Stores, Inc.   46,452  1,176
Rite Aid Corp.   146,492  7,334
Walgreen Co.   586,796  15,807
  35,551
GENERAL MERCHANDISE STORES - 2.5%
Costco Companies, Inc. (a)  251,853  9,082
Dayton Hudson Corp.   258,565  14,738
Dillards, Inc. Class A  135,294  5,412
Federated Department Stores, Inc. (a)  248,000  10,416
Harcourt General, Inc.   84,230  4,006
K mart Corp. (a)   578,194  8,022
May Department Stores Co. (The)  282,646  15,210
Mercantile Stores Co., Inc.   43,808  2,735
Nordstrom, Inc.   94,990  5,557
Penney (J.C.) Co., Inc.   294,456  17,667
Sears, Roebuck & Co.   467,288  26,519
Wal-Mart Stores, Inc.   2,701,201  95,893
Woolworth Corp. (a)   159,965  3,580
  218,837

 SHARES VALUE (NOTE 1)
  (000S)
GROCERY STORES - 0.5%
Albertson's, Inc.   298,913 $ 10,275
American Stores Co.   334,430  7,922
Fleming Companies, Inc.   45,027  850
Giant Food, Inc. Class A  71,453  2,322
Great Atlantic & Pacific Tea Co., Inc.   45,630  1,143
Kroger Co. (The) (a)  302,866  9,124
Supervalu, Inc.   76,711  3,011
Winn-Dixie Stores, Inc.   177,552  5,982
  40,629
RETAIL & WHOLESALE, MISCELLANEOUS - 1.0%
Circuit City Stores, Inc. -
 Circuit City Group  116,900  4,165
Comcast Corp. Class A special  417,619  9,788
Home Depot, Inc.   868,563  40,985
IKON Office Solutions, Inc.   158,122  4,111
Lowe's Companies, Inc.   206,368  7,133
Tandy Corp.   64,844  4,304
Toys "R" Us, Inc. (a)   340,728  11,777
  82,263
TOTAL RETAIL & WHOLESALE   404,990
SERVICES - 0.5%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   146,912  7,162
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   91,150  3,253
PRINTING - 0.1%
Deluxe Corp.   98,115  3,232
Donnelley (R.R.) & Sons Co.   174,554  6,796
Harland (John H.) Co.   36,928  732
Moore Corporation Ltd.   104,962  2,110
  12,870
SERVICES - 0.3%
Block (H&R), Inc.   124,081  4,870
Dun & Bradstreet Corp.   204,001  5,712
Jostens, Inc.   46,297  1,117
National Service Industries, Inc.   53,913  2,385
Service Corp. International  285,552  9,138
  23,222
TOTAL SERVICES   46,507
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 15.2%
COMMUNICATIONS EQUIPMENT - 2.3%
Andrew Corp. (a)  108,717 $ 2,705
Cabletron Systems, Inc. (a)   185,862  5,622
Cisco Systems, Inc. (a)   791,182  59,635
DSC Communications Corp. (a)   139,907  4,075
Lucent Technologies, Inc.   762,932  59,413
Northern Telecom Ltd.   310,091  30,780
Tellabs, Inc. (a)  215,402  12,857
3Com Corp. (a)   395,900  19,770
  194,857
COMPUTER SERVICES & SOFTWARE - 4.0%
Adobe Systems, Inc.  85,300  3,359
Autodesk, Inc.  56,855  2,487
Automatic Data Processing, Inc.  349,094  15,908
CUC International, Inc. (a)  487,040  11,446
Ceridian Corp. (a)  95,732  3,309
Choice Point, Inc.   17,910  636
Computer Associates International, Inc.  433,041  28,960
Computer Sciences Corp. (a)   91,149  6,779
Equifax, Inc.   180,100  5,302
First Data Corp.   534,958  21,969
Microsoft Corp. (a)  1,428,774  188,866
Netscape Communications Corp.  848  34
Novell, Inc. (a)  413,473  3,876
Oracle Corp. (a)  1,168,765  44,559
Parametric Technology Corp. (a)  152,000  7,059
Shared Medical Systems Corp.  29,752  1,459
  346,008
COMPUTERS & OFFICE EQUIPMENT - 4.7%
Amdahl Corp. (a)  146,223  1,801
Apple Computer, Inc. (a)  150,553  3,275
Bay Networks, Inc. (a)  237,200  8,391
Compaq Computer Corp. (a)  818,555  53,615
Data General Corp. (a)  48,243  1,734
Dell Computer Corp. (a)  399,600  32,792
Digital Equipment Corp. (a)  182,302  7,839
EMC Corp. (a)  293,600  15,065
Hewlett-Packard Co.  1,211,566  74,284
Intergraph Corp. (a)   56,651  563
International Business Machines Corp.  1,184,124  119,449
Pitney Bowes, Inc.   173,677  13,264
Seagate Technology (a)  292,500  11,170
Silicon Graphics, Inc. (a)  211,070  5,791
Sun Microsystems, Inc. (a)   439,760  21,108
Tandem Computers, Inc. (a)   138,190  4,699

 SHARES VALUE (NOTE 1)
  (000S)
Unisys Corp. (a)   208,453 $ 2,358
Xerox Corp.   385,844  29,131
  406,329
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  216,026  20,387
Perkin-Elmer Corp.   52,158  3,860
Snap-On Tools Corp.   72,716  3,054
Tektronix, Inc.   39,595  2,200
Thermo Electron Corp. (a)   179,000  7,205
  36,706
ELECTRONICS - 3.5%
Advanced Micro Devices, Inc. (a)   167,202  6,260
AMP, Inc.   261,787  13,089
Intel Corp.   1,952,998  179,920
LSI Logic Corp. (a)  168,800  5,433
Micron Technology, Inc. (a)  250,625  11,169
Motorola, Inc.   708,506  51,987
National Semiconductor Corp. (a)  168,520  5,772
Texas Instruments, Inc.   227,772  25,881
Thomas & Betts Corp.   64,458  3,610
  303,121
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   392,362  25,650
Polaroid Corp.   53,639  2,833
  28,483
TOTAL TECHNOLOGY   1,315,504
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)   108,804  10,962
Delta Air Lines, Inc.   87,530  7,571
Southwest Airlines Co.   173,481  4,857
US Airways Group, Inc. (a)  93,826  3,202
  26,592
RAILROADS - 0.6%
Burlington Northern Santa Fe Corp.   183,842  16,856
CSX Corp.   259,590  14,845
Union Pacific Corp.   294,322  19,113
  50,814
TRUCKING & FREIGHT - 0.2%
Caliber System, Inc.   46,432  1,939
Federal Express Corp. (a)  136,444  9,065
Laidlaw, Inc.   374,566  5,479
  16,483
TOTAL TRANSPORTATION   93,889
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 8.5%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)   599,772 $ 20,280
ELECTRIC UTILITY - 2.2%
American Electric Power Co., Inc.   225,046  9,832
Baltimore Gas & Electric Co.   176,099  4,755
Carolina Power & Light Co.   180,089  6,078
Central & South West Corp.   252,934  5,233
Consolidated Edison Co. of
 New York, Inc.   280,269  8,583
DTE Energy Co.   173,056  5,127
Dominion Resources, Inc.   220,031  7,921
Duke Energy Corp.   428,536  20,757
Edison International  489,182  11,802
Entergy Corp.   283,390  7,032
FPL Group, Inc.   217,477  10,113
GPU, Inc.   143,743  4,833
Houston Industries, Inc.   299,011  6,055
Niagara Mohawk Power Corp. (a)  165,454  1,479
Northern States Power Co.   82,363  3,964
Ohio Edison Co.   181,873  4,001
PECO Energy Co.   265,258  6,316
PG&E Corp.   487,738  11,309
PP&L Resources, Inc.   195,800  4,295
PacifiCorp.   352,601  7,316
Public Service Enterprise Group, Inc.   276,496  6,861
Southern Co.   812,642  17,116
Texas Utilities Co.   286,859  10,004
Unicom Corp.   257,900  6,093
Union Electric Co.   121,648  4,524
  191,399
GAS - 0.6%
Columbia Gas System, Inc. (The)  65,855  4,346
Consolidated Natural Gas Co.   113,318  6,693
Eastern Enterprises Co.   24,260  866
Enron Corp.   364,405  14,052
NICOR, Inc.   58,353  2,119
ONEOK, Inc.   33,557  1,086
Pacific Enterprises  99,376  3,273
Peoples Energy Corp.   41,609  1,568
Sonat, Inc.   102,720  5,117
Williams Companies, Inc.   188,910  8,796
  47,916

 SHARES VALUE (NOTE 1)
  (000S)
TELEPHONE SERVICES - 5.5%
AT&T Corp.   1,937,466 $ 75,557
ALLTEL Corp.   222,488  7,036
Ameritech Corp.   654,599  41,035
Bell Atlantic Corp.   925,071  66,952
BellSouth Corp.   1,183,442  52,071
Frontier Corp.   195,700  4,318
GTE Corp.   1,138,665  50,742
MCI Communications Corp.   819,124  23,345
SBC Communications, Inc.   1,087,693  59,144
Sprint Corp.   513,376  24,129
U.S. West Communications Group (a)  571,479  20,466
U.S. West Media Group  723,079  14,462
WorldCom, Inc. (a)  1,064,600  31,872
  471,129
TOTAL UTILITIES   730,724
TOTAL COMMON STOCKS
 (Cost $5,337,130)   8,302,512
U.S. TREASURY OBLIGATIONS (C) - 0.2%
  PRINCIPAL
  AMOUNT (000S)
U.S. Treasury Bills, yields at dates of
 purchase 5.20% to 5.30%, 1/8/98
 (Cost $19,881) $ 20,250  19,881
CASH EQUIVALENTS - 3.7%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $319,820) $ 319,819,588  319,820
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $5,676,831)  $ 8,642,213
FUTURES CONTRACTS
DOLLAR AMOUNTS
IN THOUSANDS EXPIRATION UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
753 S&P 500 Stock
 Index Contracts Sept. 97 $ 340,017 $ (13,047)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN
SECURITIES - 3.9%
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,267,000.
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $5,680,872,000. Net unrealized appreciation aggregated $2,961,341,000, of which $3,066,231,000 related to appreciated investment securities and $104,890,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $5,676,831) - SEE ACCOMPANYING SCHEDULE              $ 8,642,213

RECEIVABLE FOR FUND SHARES SOLD                                                                25,707

DIVIDENDS RECEIVABLE                                                                           14,936

INTEREST RECEIVABLE                                                                            1,480

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                                            1,267

OTHER RECEIVABLES                                                                              84

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                      146

 TOTAL ASSETS                                                                                  8,685,833

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                   $ 7,079

PAYABLE FOR FUND SHARES REDEEMED                                                     13,697

OTHER PAYABLES AND ACCRUED EXPENSES                                                  2,035

COLLATERAL ON SECURITIES LOANED, AT VALUE                                            10,279

 TOTAL LIABILITIES                                                                             33,090

NET ASSETS                                                                                    $ 8,652,743

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                               $ 5,614,496

UNDISTRIBUTED NET INVESTMENT INCOME                                                            23,585

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                              62,327

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                      2,952,335

NET ASSETS, FOR 264,846 SHARES OUTSTANDING                                                    $ 8,652,743

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                           $32.67
PER SHARE ($8,652,743 (DIVIDED BY) 264,846 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                $ 64,890
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $175)                          9,306

 TOTAL INCOME                                                                     74,196

EXPENSES

MANAGEMENT FEE                                                       $ 10,565

TRANSFER AGENT FEES                                                   8,131

ACCOUNTING AND SECURITY LENDING FEES                                  412

NON-INTERESTED TRUSTEES' COMPENSATION                                 17

CUSTODIAN FEES AND EXPENSES                                           67

REGISTRATION FEES                                                     409

AUDIT                                                                 34

LEGAL                                                                 70

REPORTS TO SHAREHOLDERS                                               117

 TOTAL EXPENSES BEFORE REDUCTIONS                                     19,822

 EXPENSE REDUCTIONS                                                   (12,288)    7,534

NET INVESTMENT INCOME                                                             66,662

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                16,152

 FUTURES CONTRACTS                                                    46,671      62,823

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                864,836

 FUTURES CONTRACTS                                                    (9,402)     855,434

NET GAIN (LOSS)                                                                   918,257

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 984,919


STATEMENT OF CHANGES IN NET ASSETS



AMOUNTS IN THOUSANDS                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                        AUGUST 31, 1997     FEBRUARY 28,
                                                                                         (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                              $ 66,662            $ 100,614
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                62,823              104,584

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                    855,434             1,006,122

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          984,919             1,211,320

DISTRIBUTIONS TO SHAREHOLDERS                                                             (62,967)            (95,107)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                                   (22,778)            (39,757)

 TOTAL DISTRIBUTIONS                                                                      (85,745)            (134,864)

SHARE TRANSACTIONS                                                                        2,683,879           2,905,735
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                            83,895              131,170

 COST OF SHARES REDEEMED                                                                  (1,501,265)         (1,739,466)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                          1,266,509           1,297,439
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 2,165,683           2,373,895

NET ASSETS

 BEGINNING OF PERIOD                                                                      6,487,060           4,113,165

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $23,585 AND $19,890,
RESPECTIVELY)                                                                            $ 8,652,743         $ 6,487,060

OTHER INFORMATION
SHARES

 SOLD                                                                                     86,055              113,005

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                                  2,816               5,223

 REDEEMED                                                                                (48,907)            (67,942)

 NET INCREASE (DECREASE)                                                                  39,964              50,286


FINANCIAL HIGHLIGHTS


      SIX MONTHS ENDED    YEAR ENDED     YEAR ENDED     YEARS ENDED FEBRUARY 28,            FOUR MONTHS ENDED    YEAR ENDED

      AUGUST 31, 1997     FEBRUARY 28,   FEBRUARY 29,                                       FEBRUARY 28,         OCTOBER 31,


      (UNAUDITED)         1997           1996           1995                       1994 E   1993                 1992




SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $ 28.85      $ 23.56    $ 18.02   $ 17.36   $ 16.73   $ 15.77    $ 14.97

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .28 D        .51 D      .48       .43       .44       .15        .42

 NET REALIZED AND UNREALIZED GAIN (LOSS)      3.91         5.47       5.63      .77       .88       .94        .97

 TOTAL FROM INVESTMENT OPERATIONS             4.19         5.98       6.11      1.20      1.32      1.09       1.39

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                   (.27)        (.49)      (.46)     (.43)     (.44)     (.13)      (.43)

 FROM NET REALIZED GAIN                       (.10)        (.20)      (.11)     (.07)     (.25)     -          (.16)

 IN EXCESS OF NET REALIZED GAIN               -            -          -         (.04)     -         -          -

 TOTAL DISTRIBUTIONS                          (.37)        (.69)      (.57)     (.54)     (.69)     (.13)      (.59)

NET ASSET VALUE, END OF PERIOD               $ 32.67      $ 28.85    $ 23.56   $ 18.02   $ 17.36   $ 16.73    $ 15.77

TOTAL RETURN B, C                             14.66%       25.87%     34.37%    7.17%     8.06%     6.93%      9.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)      $ 8,653      $ 6,487    $ 4,113   $ 2,235   $ 1,892   $ 1,472    $ 1,455

RATIO OF EXPENSES TO AVERAGE NET ASSETS F     .21% A       .28%       .28%      .28%      .28%      .28% A     .28%

RATIO OF EXPENSES TO AVERAGE NET ASSETS       .20% A, G    .26% G     .25% G    .28%      .28%      .28% A     .28%
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE     1.77% A      2.00%      2.34%     2.65%     2.59%     2.95% A    2.78%
NET ASSETS

PORTFOLIO TURNOVER RATE                       1% A         3%         1%        11%       4%        28% A      6%

AVERAGE COMMISSION RATE H                    $ .0234      $ .0237


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, redemptions in kind and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases of securities, other than short-term securities, aggregated $1,164,216,000, of which $44,683,000 represents the current value of securities delivered in exchange for fund shares.
Sales of securities, other than short-term securities, aggregated
$49,814,000.
The market value of futures contracts opened and closed during the period amounted to $1,468,964,000 and $1,338,522,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .28% of the fund's average net assets.
The Board of Trustees has approved an amended management contract (Amended Contract) which allows for the appointment of Bankers Trust Company (BTC) as the fund's sub-adviser. A special meeting of the shareholders will be held on November 19, 1997 for shareholders of record on September 22, 1997 to approve this amended contract. If the shareholders approve the appointment of BTC, FMR would continue to serve as the fund's manager and investment adviser, but would delegate day-to-day responsibility for managing the fund's investments to BTC. BTC
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED would also provide custodial and securities lending services to the fund. FMR would be responsible for overseeing BTC's performance and would retain its other management services. If the sub-advisory arrangement is approved, FMR has agreed to reduce its management fee, which includes custodial services, to an annual rate of .24% of the fund's average net assets. FMR would pay BTC a sub-advisory fee equal to 0.006% of the fund's average net assets. BTC would also receive a fee from the fund equal to 40% of the net income from securities lending activities, which would not be covered by FMR's voluntary expense limitation.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $27,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $9,862,000 and $10,279,000, respectively.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets. During the period, this expense limitation ranged from .28% to .19% of average net assets and the reimbursement reduced expenses by $11,827,000. In addition, through December 31, 1999, FMR has agreed to limit the fund's total operating expenses to an annual rate of .19%. FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $455,000, respectively, under these arrangements.
PROXY VOTING RESULTS


A special meeting of Spartan U.S. Equity Index Fund's shareholders was held on March 19, 1997. The meeting was adjourned with respect to Proposal 3 and Proposals 6-15 and reconvened on March 24, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  137,795,009.946 96.540
Withheld  4,938,702.449 3.460
 TOTAL  142,733,712.395 100.000
RALPH F. COX
Affirmative  137,794,473.493 96.552
Withheld  4,920,897.902 3.448
 TOTAL  142,715,371.395 100.000
Broker
Non-Votes  18,341.000
PHYLLIS BURKE DAVIS
Affirmative  137,727,271.486 96.492
Withheld  5,006,440.909 3.508
 TOTAL  142,733,712.395 100.000
ROBERT M. GATES
Affirmative  137,514,094.332 96.343
Withheld  5,219,618.063 3.657
 TOTAL  142,733,712.395 100.000
EDWARD C. JOHNSON 3D
Affirmative  137,737,570.694 96.500
Withheld  4,996,141.701 3.500
 TOTAL  142,733,712.395 100.000
E. BRADLEY JONES
Affirmative  137,639,422.772 96.431
Withheld  5,094,289.623 3.569
 TOTAL  142,733,712.395 100.000
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  137,818,547.000 96.556
Withheld  4,915,165.395 3.444
 TOTAL  142,733,712.395 100.000
PETER S. LYNCH
Affirmative  137,772,000.244 96.524
Withheld  4,961,712.151 3.476
 TOTAL  142,733,712.395 100.000
WILLIAM O. MCCOY
Affirmative  137,801,020.083 96.544
Withheld  4,932,692.312 3.456
 TOTAL  142,733,712.395 100.000
GERALD C. MCDONOUGH
Affirmative  137,746,325.927 96.506
Withheld  4,987,386.468 3.494
 TOTAL  142,733,712.395 100.000
MARVIN L. MANN
Affirmative  137,784,341.519 96.532
Withheld  4,949,370.876 3.468
 TOTAL  142,733,712.395 100.000
THOMAS R. WILLIAMS
Affirmative  137,730,749.586 96.495
Withheld  5,002,962.809 3.505
 TOTAL  142,733,712.395 100.000
PROPOSAL 2
To ratify the selection of Price Waterhouse LLP as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  132,475,336.225 92.813
Against  1,859,660.708 1.303
Abstain  8,398,715.462 5.884
 TOTAL  142,733,712.395 100.000
PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE TRUST OF THE TRUST
Affirmative  121,865,317.107 85.916
Against  10,962,650.857 7.728
Abstain  9,015,160.431 6.356
 TOTAL  141,843,128.395 100.000
Broker Non-Votes  890,584.000
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
Affirmative  94,597,637.203 86.667
Against  6,169,147.110 5.652
Abstain  8,384,029.974 7.681
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 4
To amend the Declaration of Trust to eliminate the notification requirement regarding the appointment of Trustees
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  121,401,125.939 85.588
Against  10,557,263.759 7.443
Abstain  9,884,738.697 6.969
 TOTAL  141,843,128.395 100.000
Broker Non-Votes  890,584.000
PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of a fund's assets in another open-end investment company with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  118,484,070.068 83.532
Against  13,125,326.708 9.253
Abstain  10,233,731.619 7.215
 TOTAL  141,843,128.395 100.000
Broker Non-Votes  890,584.000
PROPOSAL 6
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  88,152,595.226 80.762
Against  11,301,849.305 10.355
Abstain  9,696,369.756 8.883
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 7
To amend the fundamental investment limitation concerning the sale and purchase of real estate.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  85,802,938.046 78.610
Against  10,833,666.607 9.925
Abstain  12,514,209.634 11.465
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 8
To amend the fundamental investment limitation concerning borrowing.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  86,263,924.288 79.032
Against  10,294,216.477 9.431
Abstain  12,592,673.522 11.537
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 9
To amend the fundamental investment limitation regarding the purchase and sale of commodities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  84,591,303.788 77.499
Against  11,904,106.682 10.907
Abstain  12,655,403.817 11.594
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 10
To amend the fundamental investment limitation concerning diversification to exclude securities of other investment companies from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  87,172,425.884 79.864
Against  9,489,164.773 8.694
Abstain  12,489,223.630 11.442
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 11
To amend the fundamental investment limitation concerning the issuance of senior securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  85,995,430.017 78.786
Against  10,245,172.094 9.386
Abstain  12,910,212.176 11.828
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 12
To eliminate the fundamental investment limitation concerning short sales of securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  83,640,804.708 76.629
Against  13,028,987.955 11.936
Abstain  12,481,021.624 11.435
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 13
To eliminate the fundamental investment limitation concerning margin purchases.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  83,277,421.386 76.296
Against  13,376,362.524 12.255
Abstain  12,497,030.377 11.449
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 14
To amend the fundamental investment limitation concerning lending.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  85,897,453.712 78.696
Against  10,481,951.106 9.603
Abstain  12,771,409.469 11.701
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000
PROPOSAL 15
To amend the fundamental investment limitation concerning the concentration of its investments in a single industry.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative  84,925,747.552 77.806
Against  11,653,756.070 10.677
Abstain  12,571,310.665 11.517
 TOTAL  109,150,814.287 100.000
Broker Non-Votes  885,453.000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Jennifer Farrelly, VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
State Street Bank & Trust Company
Boston, MA
* INDEPENDENT TRUSTEES


(REGISTERED TRADEMARK)
FIDELITY
U.S. BOND INDEX
FUND
(FORMERLY FIDELITY U.S. BOND
INDEX PORTFOLIO)
SEMIANNUAL REPORT
AUGUST 31, 1997
CONTENTS



PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND PERFORMANCE,
                              STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S INVESTMENTS
                              OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     15   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                              CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    19   NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS     21



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS
REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION
IS A BANK.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
 Retirement Plan Level Accounts
  Corporate Clients (800) 962-1375
  "Not For Profit" Clients (800) 343-0860
 Financial and Other Institutions
  Nationwide (800) 843-3001
 Other Investors (800) 544-6666
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The short-term volatility that hit the stock and bond markets in the spring re-emerged in August, and many equity and fixed-income securities retreated from their 1997 highs. Still, the Standard & Poor's 500 Index was up roughly 23% year-to-date through August 31, more than twice its historical annual average. The bond markets have posted moderate returns through the first eight months of the year, primarily influenced by positive news on the inflation front.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1997                PAST 6   PAST 1   PAST 5   LIFE OF
                                             MONTHS   YEAR     YEARS    FUND

FIDELITY U.S. BOND INDEX                     4.39%    9.73%    39.16%   89.67%

LEHMAN BROTHERS AGGREGATE BOND INDEX         4.39%    10.00%   39.31%   N/A

INTERMEDIATE U.S. GOVERNMENT FUNDS AVERAGE   3.64%    8.46%    30.51%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 8, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 124 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

FIDELITY U.S. BOND INDEX                     9.73%    6.83%    8.92%

LEHMAN BROTHERS AGGREGATE BOND INDEX         10.00%   6.86%    N/A

INTERMEDIATE U.S. GOVERNMENT FUNDS AVERAGE   8.46%    5.45%    N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970831 19970912 162211 S00000000000001
             U.S. Bond Index Fund        LB Aggregate Bond
             00651                       LB001
  1990/03/31     100000.00                   100000.00
  1990/04/30      98902.15                    99083.85
  1990/05/31     101848.95                   102017.56
  1990/06/30     103292.33                   103654.45
  1990/07/31     104861.22                   105088.32
  1990/08/31     103552.16                   103684.91
  1990/09/30     104402.79                   104542.69
  1990/10/31     105789.54                   105869.96
  1990/11/30     107912.50                   108148.92
  1990/12/31     109639.21                   109834.03
  1991/01/31     110945.71                   111191.76
  1991/02/28     111681.88                   112140.90
  1991/03/31     112576.12                   112912.39
  1991/04/30     113908.49                   114135.62
  1991/05/31     114705.78                   114803.07
  1991/06/30     114615.95                   114744.70
  1991/07/31     116187.72                   116335.90
  1991/08/31     118683.01                   118853.42
  1991/09/30     121180.35                   121261.80
  1991/10/31     122572.41                   122611.92
  1991/11/30     123844.13                   123736.17
  1991/12/31     127589.08                   127410.92
  1992/01/31     126089.97                   125677.60
  1992/02/29     126777.95                   126494.77
  1992/03/31     126332.45                   125781.65
  1992/04/30     127155.26                   126690.18
  1992/05/31     129563.14                   129080.80
  1992/06/30     131479.59                   130857.27
  1992/07/31     134384.15                   133527.05
  1992/08/31     135838.15                   134879.71
  1992/09/30     137508.23                   136478.53
  1992/10/31     135863.12                   134669.07
  1992/11/30     135802.95                   134699.52
  1992/12/31     137757.58                   136841.44
  1993/01/31     140497.88                   139465.54
  1993/02/28     143334.37                   141906.91
  1993/03/31     143928.53                   142498.22
  1993/04/30     145002.76                   143490.51
  1993/05/31     145185.54                   143673.23
  1993/06/30     147708.62                   146277.03
  1993/07/31     148811.04                   147104.35
  1993/08/31     151228.58                   149682.77
  1993/09/30     151744.97                   150093.90
  1993/10/31     152254.90                   150654.76
  1993/11/30     151011.43                   149373.16
  1993/12/31     151827.73                   150182.72
  1994/01/31     153733.24                   152210.44
  1994/02/28     151041.86                   149566.03
  1994/03/31     147851.94                   145878.59
  1994/04/30     146592.88                   144713.73
  1994/05/31     146472.17                   144693.43
  1994/06/30     146357.40                   144373.67
  1994/07/31     148983.72                   147241.40
  1994/08/31     149184.14                   147424.12
  1994/09/30     147199.85                   145254.29
  1994/10/31     147124.76                   145124.86
  1994/11/30     146887.75                   144802.56
  1994/12/31     147861.23                   145802.46
  1995/01/31     150615.89                   148687.95
  1995/02/28     153906.27                   152223.12
  1995/03/31     154741.75                   153157.04
  1995/04/30     156921.63                   155296.42
  1995/05/31     162915.09                   161305.96
  1995/06/30     164175.49                   162488.58
  1995/07/31     163920.93                   162125.67
  1995/08/31     165680.40                   164082.33
  1995/09/30     167266.66                   165678.61
  1995/10/31     169659.14                   167833.21
  1995/11/30     172051.51                   170348.19
  1995/12/31     174475.09                   172738.81
  1996/01/31     175635.69                   173885.90
  1996/02/29     172573.36                   170863.36
  1996/03/31     171338.87                   169675.67
  1996/04/30     170217.63                   168721.45
  1996/05/31     169914.39                   168378.84
  1996/06/30     172042.14                   170640.04
  1996/07/31     172563.31                   171106.99
  1996/08/31     172267.20                   170820.22
  1996/09/30     175105.19                   173797.08
  1996/10/31     178991.99                   177646.94
  1996/11/30     182038.14                   180689.78
  1996/12/31     180381.75                   179009.75
  1997/01/31     180767.40                   179557.91
  1997/02/28     181077.80                   180004.57
  1997/03/31     179224.55                   178009.85
  1997/04/30     182026.88                   180674.55
  1997/05/31     183474.97                   182382.50
  1997/06/30     185776.23                   184547.25
  1997/07/31     190598.61                   189523.91
  1997/08/29     189035.92                   187907.32
IMATRL PRASUN   SHR__CHT 19970831 19970912 162214 R00000000000092
$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Bond Index Fund on March 31, 1990, shortly after the fund started. As the chart shows, by August 31, 1997, the value of the investment would have grown to $189,036 - an 89.04% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $187,907 - an 87.91% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE OPPOSITE
DIRECTION OF INTEREST RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT INVESTS IN BONDS
WILL VARY. THAT MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT THE MARKET'S UPS
AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
DIVIDENDS AND YIELD
PERIODS ENDED AUGUST 31, 1997    PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              6.22(CENTS)   37.24(CENTS)   73.74(CENTS)

ANNUALIZED DIVIDEND RATE         6.92%         7.05%          7.02%

30-DAY ANNUALIZED YIELD          6.39%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.58 over the past one month, $10.48 over the past six months and $10.51 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 6.11%.
FUND TALK: THE MANAGER'S OVERVIEW



AN INTERVIEW WITH
JENNIFER FARRELLY,
PORTFOLIO MANAGER OF
SPARTAN U.S. EQUITY
INDEX FUND
Q. HOW HAS THE FUND PERFORMED, CHRISTINE?
A. The fund's performance closely tracked the Lehman Brothers Aggregate Bond Index just as it is designed to do. For the six months that ended August 31, 1997, the fund had a total return of 4.39%, equal to the Lehman Brothers Aggregate Bond Index return of 4.39%. For another comparison, the intermediate U.S. government funds average returned 3.64% for the same six-month period, as tracked by Lipper Analytical Services. For the 12-month period that ended August 31, 1997, the fund had a total return of 9.73%, while the Lehman Brothers Aggregate Bond Index returned 10.00% and the intermediate U.S. government funds average returned 8.46%. The fund's total return is slightly lower than the index due to operating expenses.
Q. WHAT ACCOUNTED FOR THE BOND MARKET'S PERFORMANCE OVER THE PAST SIX
MONTHS?
A. At the beginning of the period, the yield on a 10-year Treasury bond - which we'll use as a barometer of the market's overall performance - stood at 6.67%. From there on, the bond market really followed a pattern that reflected news about economic growth. For the first quarter of 1997, the nation's Gross Domestic Product (GDP) - which is the primary indicator of the status of the U.S. economy - proved to be quite strong. In response to signs of a strengthening economy, the Federal Reserve Board raised short-term interest rates as a pre-emptive strike against inflation. Shortly after that, the yield on the 10-year Treasury bond reached a six-month peak of 6.98% on April 14. But the pace of growth eased in the second quarter and this had a positive impact on the market's performance. The yield on the 10-year bond reached a low of 6.01% on July 31. Subsequently, the 10-year Treasury yield edged higher and ended the period somewhat higher at 6.34%, as various economic indicators suggested that the economy was heating up again.
Q. AGAINST THAT BACKDROP, HOW DID INDIVIDUAL SECTORS OF THE TAXABLE BOND MARKET PERFORM?
A. The non-government sectors - including corporate, mortgage-backed and agency securities - outpaced Treasuries during the period. One reason for their better performance was that the yield advantage they offered over Treasuries made them attractive to investors. Furthermore, their performance was driven by the fact that yield spreads - which measure the difference in yields between Treasury securities and other sectors of the market - narrowed. By that I mean that there was a smaller difference in yields at the end of the period than there was at the beginning. For the six-month period that ended August 31, 1997, here's how individual sectors within the index performed: corporate securities, which made up about 19% of the index, returned 4.68%; mortgage-backed securities, at about 30% of the index, returned 4.50%; agency securities, which accounted for nearly 7% of the index, returned 4.44%; Treasury securities, at about 43% of the index, returned 4.21%; and asset-backed securities at less than 1% of the index, returned 3.73%.
Q. WHAT CHOICES DID YOU MAKE IN THE CORPORATE SECTOR?
A. Within the corporate bond sector, I moved toward a more equal distribution of investments across a variety of corporate sectors. At the beginning of the period, the fund had a modest overweighting in bank securities relative to the index. But I reduced the fund's stake in bank holdings because their prices had reached what I believed to be fair value. Additionally, I shortened the duration - which measures a bond's sensitivity to changes in interest rates - of the fund's remaining bank holdings. I also pared back the fund's stake in Yankee bonds - which are bonds issued by foreign companies or governments, sold in the United States and denominated in U.S. dollars. I felt that many of the fund's Yankee bonds had also reached fair value. Offsetting these moves, I added more holdings in the utility and various other sectors.
Q. WHAT CHOICES DID YOU MAKE WITHIN THE MORTGAGE SECTOR?
A. I continued to focus on "seasoned" mortgages - those that have been outstanding for some period of time. That's because seasoned holdings are less susceptible to the increase in refinancing that occurs when interest rates fall. Additionally, I emphasized mortgage securities with coupons that were higher and lower than current coupon mortgages. Here again, the level of refinancing is likely to be affected less by interest rate movements. Unseasoned current coupon mortgages - which I have underweighted - are backed by mortgage loans recently underwritten. These loans historically have proven to be the most likely to be refinanced when interest rates fall and give homeowners their first opportunity to refinance and lower their borrowing costs.
Q. WHAT'S AHEAD FOR THE FUND?
A. As always, I will attempt to keep the fund's performance on track with its benchmark index. In the current environment, there are fewer opportunities to exploit price inefficiencies that historically result from a bond's maturity, credit quality, or other structural characteristics. As a result, there is less room to differentiate the fund's performance from its index based on security selection than there was even six months ago. However, I'll continue to rely on Fidelity's research efforts to identify those opportunities as they arise.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
CHRISTINE THOMPSON ON HER INVESTMENT
STRATEGY:
"SINCE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS
MADE UP OF 4,000 INDIVIDUAL SECURITIES, IT'S IMPRACTICAL
FOR THE FUND TO OWN EVERYTHING IN IT. IN CHOOSING THE
FUND'S INVESTMENTS, I USE A TECHNIQUE KNOWN AS
STATISTICAL SAMPLING. THIS PROCESS ENTAILS ASSEMBLING
A PORTFOLIO THAT REPLICATES THE CHARACTERISTICS OF THE
INDEX - WHICH CAN INCLUDE DURATION, SECTOR, MATURITY,
CREDIT QUALITY AND OTHERS - BY INVESTING IN
REPRESENTATIVE ISSUES.
"ONE EXAMPLE IS DURATION, WHICH IS A MEASURE OF A
SECURITY'S PRICE SENSITIVITY TO CHANGES IN INTEREST RATES.
THE DURATION OF THE FUND AND THE DISTRIBUTION OF
DURATION ARE ALWAYS SET TO APPROXIMATE THE INDEX. I
DETERMINE WHAT PERCENT OF THE INDEX FALLS WITHIN A
DURATION OF ZERO TO ONE YEAR, ONE TO TWO YEARS AND SO ON.
THE NEXT STEP IS TO IDENTIFY SECURITIES THAT WILL GIVE THE
FUND THE SAME DURATION BREAKDOWN AS THE INDEX. I FOLLOW
THE SAME PROCEDURE FOR OTHER SECURITY CHARACTERISTICS
INCLUDING, BUT NOT LIMITED TO, SECTOR, MATURITY AND
CREDIT QUALITY.
"THE NEXT STEP IS TO PICK INDIVIDUAL SECURITIES USING
FIDELITY'S RESEARCH RESOURCES. I CHOOSE SECURITIES THAT
HAVE THE CHARACTERISTICS I NEED AND ALSO OFFER THE
POTENTIAL FOR PERFORMING BETTER THAN OTHER SECURITIES
WITH SIMILAR CHARACTERISTICS. FOR EXAMPLE, I MAY NEED
A CORPORATE SECURITY AND, AT THE SAME TIME, A SECURITY
WITH A 10-YEAR DURATION. I ALSO CONSIDER RELATIVE PRICES
IN A HISTORIC CONTEXT AND HOW VALUATIONS HAVE DIFFERED
AT VARIOUS POINTS IN AN ECONOMIC CYCLE."
FUND FACTS
GOAL: TO PROVIDE RETURNS CONSISTENT WITH THOSE OF
THE LEHMAN BROTHERS AGGREGATE BOND INDEX
START DATE: MARCH 8, 1990
SIZE: AS OF AUGUST 31, 1997, MORE THAN
$599 MILLION
MANAGER: CHRISTINE THOMPSON, SINCE 1990;
MANAGER, FIDELITY INTERMEDIATE BOND FUND, SINCE
1995; CO-MANAGER, FIDELITY GLOBAL BOND FUND,
SINCE 1996; FIDELITY TARGET TIMELINE FUNDS, SINCE
1996; JOINED FIDELITY IN 1985
(CHECKMARK)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF AUGUST 31, 1997
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

AAA                 70.1           71.2

AA                  0.9            0.9

A                   11.1           12.5

BAA                 10.7           12.7

BA                  2.7            1.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1997
              6 MONTHS AGO

YEARS   8.1   8.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1997
              6 MONTHS AGO

YEARS   4.6   4.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1997 * AS OF FEBRUARY 28, 1997 **
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 40.2%
MORTGAGE-BACKED
SECURITIES 27.7%
CORPORATE BONDS 27.1%
FOREIGN GOVERNMENT
OBLIGATIONS 0.3%
OTHER 0.2%
SHORT-TERM
INVESTMENTS 4.5%
FOREIGN INVESTMENTS 3.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 41.5%
MORTGAGE-BACKED
SECURITIES 27.7%
CORPORATE BONDS 28.1%
FOREIGN GOVERNMENT
OBLIGATIONS 0.7%
OTHER 0.3%
SHORT-TERM
INVESTMENTS 1.7%
FOREIGN INVESTMENTS 4.7%
ROW: 1, COL: 1, VALUE: 4.5
ROW: 1, COL: 2, VALUE: 1.0
ROW: 1, COL: 3, VALUE: 1.3
ROW: 1, COL: 4, VALUE: 27.1
ROW: 1, COL: 5, VALUE: 27.7
ROW: 1, COL: 6, VALUE: 40.2
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 1.0
ROW: 1, COL: 3, VALUE: 1.4
ROW: 1, COL: 4, VALUE: 28.1
ROW: 1, COL: 5, VALUE: 27.7
ROW: 1, COL: 6, VALUE: 45.1
*
**
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 27.1%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
AEROSPACE & DEFENSE - 1.0%
DEFENSE ELECTRONICS - 1.0%
Raytheon Co.:
 6.30%, 8/15/00 Baa1 $ 3,000,000 $ 2,989,320
 6.45%, 8/15/04 Baa1  3,470,000  3,438,701
  6,428,021
BASIC INDUSTRIES - 0.5%
CHEMICALS & PLASTICS - 0.5%
Methanex Corp. yankee
 8 7/8%, 11/15/01 A2  2,820,000  2,985,844
DURABLES - 0.6%
TEXTILES & APPAREL - 0.6%
Levi Strauss & Co. 7%,
 11/1/06 (b) Baa2  4,000,000  4,001,960
ENERGY - 0.7%
OIL & GAS - 0.7%
Nationale Elf Aquitaine yankee
 7 3/4%, 5/1/99 Aa3  150,000  153,492
Occidental Petroleum Corp.:
 6 3/4%, 9/16/99 Baa3  810,000  814,180
 6.09%, 11/29/99 Baa3  390,000  386,619
Phillips 66 Capital II
 8%, 1/15/07 Baa1  3,000,000  3,019,230
  4,373,521
FINANCE - 15.5%
ASSET-BACKED SECURITIES - 2.9%
Boatmens Auto Trust
 6.35%, 10/15/01 A2  430,000  430,672
Case Equipment Loan Trust
 6.45%, 9/15/02  A3  1,000,000  991,170
Caterpillar Financial Asset Trust
 6.55%, 5/22/02  A3  500,000  501,953
Ford Credit Grantor Trust
 5.90%, 10/15/00  Aaa  1,952,313  1,952,313
Green Tree Financial Corp.:
 6.45%, 5/15/27 Aaa  1,460,000  1,465,008
 6.65%, 7/15/27 Aaa  2,120,000  2,128,607
KeyCorp Auto Grantor Trust
 5.80%, 7/15/00 A3  100,061  100,034
MBNA Master Credit Card Trust II  Aaa  3,000,000  3,024,375
Olympic Automobile Receivables
 Trust 6 1/8%, 11/15/04  Aaa  1,472,877  1,495,751
Premier Auto Trust:
 6.80%, 12/2/98  Aa3  290,150  291,145  6%, 5/6/00 Aaa  1,230,000
1,230,381

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
Standard Credit Card Master Trust I:
 participation certificate 5 1/2%,
  9/7/98  A2 $ 960,000 $ 959,100
 7.65%, 2/15/00 A2  430,000  431,344
Union Acceptance Corp.
 7.075%, 7/10/02 Baa2  225,353  226,689
Union Federal Savings Bank
 Grantor Trust 6.975%,
 7/10/00 Baa2  485,142  484,990
WFS Financial Owner Trust
 6.90%, 12/20/03 Aaa  2,370,000  2,411,950
  18,125,482
BANKS - 7.9%
Banco Latinoamer Exportaciones
 Euro 6.90%, 12/6/99 (b) Baa2  1,000,000  1,012,818
BanPonce Financial Corp.
 6.642%, 4/8/99 A3  2,540,000  2,558,034
BanPonce Corp. 6.488%, 3/3/00 A3  1,440,000  1,441,080
Barnett Banks, Inc.
 10 7/8%, 3/15/03 A3  1,020,000  1,195,797
Capital One Bank:
 6.83%, 5/17/99 Baa3  1,000,000  1,006,760
 6.55%, 2/4/00 Baa3  2,000,000  1,996,180
Citicorp 9%, 4/15/99 A1  1,053,000  1,096,426
Comerica, Inc. 9 3/4%, 5/1/99 A3  1,000,000  1,053,010
Corporacion Andina De Fomento
 yankee 7 3/8%, 7/21/00 A3  5,000,000  5,100,600
First Hawaiian, Inc.
 6 1/4%, 8/15/00 Baa1  1,000,000  988,180
First Interstate Bancorp
 8 5/8%, 4/1/99 A2  1,042,000  1,079,231
First Maryland Bancorp
 10 3/8%, 8/1/99 A3  750,000  802,485
First Tennessee National Corp.
 6 3/4%, 11/15/05 Baa1  620,000  610,719
Firstar Corp. 7.15%, 9/1/00 A3  1,300,000  1,307,878
Fleet/Norstar Financial Group,
 Inc. 9.90%, 6/15/01 A3  1,390,000  1,539,953
Kansallis-Osake-Pankki
 10%, 5/1/02 A3  2,600,000  2,923,440
Korea Development Bank yankee:
 7%, 7/15/99 A1  1,000,000  1,009,590
 6 1/4%, 5/1/00 A1  2,000,000  1,989,860
Merchants National Corp.
 9 7/8%, 10/1/99 A2  1,650,000  1,760,468
Merita Bank Ltd. yankee
 6 1/2%, 1/15/06 A3  2,100,000  2,016,126
Midland American Capital Corp.
 gtd. 12 3/4%, 11/15/03 Aa3  330,000  354,047
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Midland Bank PLC yankee
 7 5/8%, 6/15/06 Aa3 $ 2,000,000 $ 2,080,560
Midlantic Corp.:
 9 7/8%, 12/1/99 A3  1,000,000  1,069,680
 9.20%, 8/1/01 A3  1,337,000  1,449,535
NCNB Corp. 10.20%, 7/15/15 A2  2,000,000  2,521,120
Provident Bank:
 6 1/8%, 12/15/00 A3  1,800,000  1,776,330  6 3/8%, 1/15/04 Baa2
1,500,000  1,456,005
Shawmut National Corp.
 8 5/8%, 12/15/99 A3  1,190,000  1,241,682
Signet Bank 7.80%, 9/15/06 Baa1  1,500,000  1,564,935
Signet Banking Corp.
 9 5/8%, 6/1/99 Baa2  1,264,000  1,328,135
Union Planters Corp.
 6 3/4%, 11/1/05 Baa2  1,500,000  1,468,560
  48,799,224
CREDIT & OTHER FINANCE - 3.0%
AT&T Capital Corp.
 6.65%, 4/30/99 Baa3  4,100,000  4,122,755
Chase Capital I
 7.67%, 12/1/26 A1  3,000,000  2,922,720
Edison Mission Energy Funding
 Corp. 6.77%, 9/15/03 (b) Baa1  3,524,986  3,527,630
First Security Capital I
 8.41%, 12/15/26 A3  3,000,000  3,111,480
Fleet Mortgage Group, Inc.
 6 1/2%, 6/15/00 A2  800,000  801,456
Ford Motor Credit
 7.05%, 6/6/01 A1  1,000,000  1,016,450
MCN Investment Corp.:
 5.84%, 2/1/99 Baa2  1,460,000  1,458,102
 6.03%, 2/1/01 Baa2  1,940,000  1,907,136
  18,867,729
INSURANCE - 0.8%
Metropolitan Life Insurance Co.
 6.30%, 11/1/03 (b) A1  2,560,000  2,481,050
Nationwide Mutual Insurance Co.
 6 1/2%, 2/15/04 (b) A1  2,690,000  2,620,867
  5,101,917
SAVINGS & LOANS - 0.9%
Great Western Financial Corp.
 6 3/8%, 7/1/00 A3  1,000,000  995,620

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
Home Savings of America FSB:
 6%, 11/1/00 A3 $ 1,000,000 $ 980,700
 6 1/2%, 8/15/04 A3  2,000,000  1,957,680
Long Island Savings Bank FSB
 7%, 6/13/02 Baa3  1,500,000  1,503,750
  5,437,750
TOTAL FINANCE   96,332,102
MEDIA & LEISURE - 1.5%
BROADCASTING - 1.1%
Bell Cablemedia PLC (d):
 0%, 7/15/04 Baa3  1,940,000  1,779,950
 0%, 9/15/05  Baa3  1,400,000  1,197,000
TCI Communication, Inc.
 7 1/4%, 6/15/99 Ba1  4,000,000  4,036,000
  7,012,950
ENTERTAINMENT - 0.4%
Time Warner, Inc.
 7.95%, 2/1/00 Ba1  2,400,000  2,471,568
TOTAL MEDIA & LEISURE   9,484,518
NONDURABLES - 0.8%
TOBACCO - 0.8%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  2,400,000  2,442,816
 7%, 7/15/05 A2  2,500,000  2,468,600
  4,911,416
RETAIL & WHOLESALE - 1.5%
APPAREL STORES - 0.2%
Limited, Inc. 9 1/8%, 2/1/01 Baa2  1,150,000  1,219,495
GENERAL MERCHANDISE STORES - 1.3%
Dayton Hudson Corp.
 10%, 12/1/00 Baa1  1,000,000  1,095,320
Federated Department Stores, Inc.:
 10%, 2/15/01 Baa2  2,500,000  2,755,375
 8 1/8%, 10/15/02 Baa2  2,000,000  2,115,120
 6.79%, 7/15/27 Baa2  1,800,000  1,793,232
  7,759,047
TOTAL RETAIL & WHOLESALE   8,978,542
TECHNOLOGY - 0.8%
COMPUTERS & OFFICE EQUIPMENT - 0.8%
Comdisco, Inc.:
 6.55%, 2/4/00 Baa1  1,500,000  1,504,275
 9.30%, 6/27/00 Baa2  1,250,000  1,339,638
 9 1/4%, 7/6/00 Baa2  375,000  401,190
 5 3/4%, 2/15/01 Baa1  1,500,000  1,460,355
  4,705,458
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
Continental Airlines Pass Through
 Trust pass through certificate
 7.42%, 10/1/08 Baa2  $1,500,000 $ 1,520,715
UTILITIES - 4.0%
CELLULAR - 0.5%
360 Degrees Communications Co.:
 7 1/8%, 3/1/03 Ba1  1,530,000  1,534,728
 7 1/2%, 3/1/06 Ba1  1,425,000  1,439,136
  2,973,864
ELECTRIC UTILITY - 0.8%
British Columbia Hydro & Power
 Authority yankee 12 1/2%,
 1/15/14 Aa2  930,000  1,040,856
Massachusetts Electric Co.
 6.78%, 11/20/06 A2  2,000,000  1,979,000
United Illuminating Co.:
 7 3/8%, 1/15/98 Baa3  1,500,000  1,508,325
 9.76%, 1/2/06 Baa3  273,000  281,627
  4,809,808
GAS - 1.5%
Columbia Gas System, Inc.:
 6.39%, 11/28/00 Baa1  2,000,000  1,988,660
 6.61%, 11/28/02 Baa1  1,000,000  995,280
Sonat, Inc. 9 1/2%, 8/15/99 A3  3,034,000  3,190,827
Southwest Gas Corp.
 9 3/4%, 6/15/02 Baa2  2,930,000  3,265,544
  9,440,311
TELEPHONE SERVICES - 1.2%
LCI International, Inc.
 7 1/4%, 6/15/07 Ba1  725,000  724,369
WorldCom, Inc.:
 9 3/8%, 1/15/04 Ba1  1,891,000  2,018,283
 8 7/8%, 1/15/06 Ba1  2,014,000  2,171,696
 7 3/4%, 4/1/07 Ba1  2,500,000  2,579,675
  7,494,023
TOTAL UTILITIES   24,718,006
TOTAL NONCONVERTIBLE BONDS
 (Cost $168,849,365)   168,440,103
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 40.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 36.3%
 9 1/4%, 8/15/98 Aaa $15,445,000 $ 15,932,444
 8 7/8%, 2/15/99 Aaa  630,000  655,691
 8%, 8/15/99 Aaa  6,350,000  6,582,156
 7 3/4%, 12/31/99 Aaa  18,953,000  19,648,954
 8 1/2%, 2/15/00 Aaa  9,500,000  10,020,980
 7 7/8%, 8/15/01 Aaa  14,500,000  15,338,245
 10 3/4%, 2/15/03 Aaa  1,300,000  1,564,667
 10 3/4%, 5/15/03 Aaa  12,173,000  14,738,825
 12 3/8%, 5/15/04 Aaa  6,666,000  8,832,450
 11 5/8%, 11/15/04 Aaa  1,900,000  2,468,518
 7%, 7/15/06 Aaa  850,000  883,465
 11 3/4%, 2/15/10 (callable) Aaa  4,762,000  6,234,506
 12 3/4%, 11/15/10 (callable) Aaa  7,950,000  11,079,041
 13 7/8%, 5/15/11 (callable) Aaa  300,000  445,452
 12%, 8/15/13 (callable) Aaa  27,090,000  38,429,603
 9 7/8%, 11/15/15 Aaa  18,300,000  24,439,101
 9%, 11/15/18 Aaa  19,790,000  24,910,663
 7 1/4%, 2/15/23 Aaa  21,900,000   23,015,586
TOTAL U.S. TREASURY OBLIGATIONS   225,220,347
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
Federal Agricultural Mortgage
 Corporation:
  7.44%, 5/25/00 Aaa  500,000  515,310
  6.92%, 8/10/02 Aaa  1,040,000  1,060,634
Federal Home Loan Bank:
 6.37%, 6/30/03 Aaa  510,000  507,292  7.31%, 6/16/04 Aaa  2,040,000
2,124,782
  7.38%, 8/5/04 Aaa  460,000  481,201
Federal Home Loan Mortgage
 Corporation 8%, 1/26/05 Aaa  1,000,000  1,078,440
Federal National Mortgage
 Association 7 3/8%, 3/28/05 Aaa  500,000  522,110
Government Loan Trusts (assets
 of Trust guaranteed by U.S.
 Government through Agency
 for International Development)
 8 1/2%, 4/1/06 Aaa  2,705,000  2,933,059
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Defense Security Assistance
 Agency):
   Class 1-C, 9 1/4%, 11/15/01 Aaa  611,617  648,650   Class 2-E,
9.40%, 5/15/02 Aaa  1,197,533  1,268,858   Class T-3, 9 5/8%, 5/15/02
Aaa  2,578,381  2,733,161
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S. Government
 through Export-Import Bank):
  Series 1994-C, 6.61%,
    9/15/99 Aaa $ 150,930 $ 151,609
  Series 1993-C, 5.20%,
    10/15/04 Aaa  1,201,244  1,159,248
  Series 1993-D, 5.23%,
    5/15/05 Aaa  620,000  594,740
Overseas Private Investment
 Corp. (U.S. Government
 guaranteed participation
 certificate) Series 1994-195,
 6.08%, 8/15/04 (callable) Aaa  1,590,000  1,564,878
Private Export Funding Corp.
 secured:
  5.65%, 3/15/03 Aaa  858,000  845,139
  5.48%, 9/15/03 Aaa  2,112,500  2,055,885
  5.80%, 2/1/04 Aaa  1,900,000  1,857,630
  6.86%, 4/30/04 Aaa  955,500  966,326
U.S. Department of Housing
 and Urban Development (U.S.
 Government guaranteed
 participation certificates) Series
 1995-A, 8.27%, 8/1/03 Aaa  1,000,000  1,085,540
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS  24,154,492
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $248,874,216)   249,374,839
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 27.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.1%
 6 1/2%, 10/1/07 Aaa  770,522  765,336
 7%, 6/1/99 to 7/1/26 Aaa  2,406,828  2,428,967
 7 1/2%, 4/1/26 to 8/1/27 Aaa  9,851,407  9,966,699
 8%, 7/1/16  Aaa  11,656  12,135
 8%, 9/1/27 (e) Aaa  4,850,000  4,997,016
 8 1/2%, 9/1/19 Aaa  32,919  34,723
 9%, 11/1/01 to 10/1/16 Aaa  697,765  733,635
 9 1/2%, 10/1/08 to 9/1/18 Aaa  1,048,627  1,118,904
 10%, 6/1/20  Aaa  195,529  213,768
 10 1/2%, 1/1/01 to 2/1/29 Aaa  639,724  699,918


 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
 11%, 1/1/06 to 9/1/20 Aaa $ 3,234,326 $ 3,615,132
 11 1/2%, 8/1/13 to 10/1/15 Aaa  185,425  208,323
 11 3/4%, 9/1/13  Aaa  77,842  87,292
 12%, 2/1/13 to 7/1/15  Aaa  68,563   78,453
 12 3/4%, 8/1/12 to 10/1/13  Aaa  155,046  179,196
  13 1/2%, 1/1/23  Aaa  411,705  489,402
  25,628,899
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.9%
 5 1/2%, 9/1/00 to 4/1/11  Aaa  13,023,769  12,513,367
 6%, 1/1/01 to 5/1/26 Aaa  12,150,304  11,876,574
 6 1/2%, 11/1/08 to 3/1/26 Aaa  13,704,762  13,302,721
 7%, 10/1/11 to 5/1/27 Aaa  34,113,741  34,125,861
 7%, 8/1/27 (e)  Aaa  700,000  691,469
 7 1/2%, 11/1/07 to
  10/1/09  Aaa  1,689,512  1,725,856
 7 1/2%, 9/1/27 (e) Aaa  4,880,000  4,928,800
 8%, 8/1/27 (e)  Aaa  7,000,000  7,196,875
 8 1/2%, 6/1/17 to 7/1/24 Aaa  3,159,756  3,316,033
 9 1/2%, 9/1/21  Aaa  1,705,593  1,839,892
 10 3/4%, 9/1/10 to 5/1/14 Aaa  283,527  312,747
 11 1/4%, 5/1/14  Aaa  53,592  59,994
 11 1/2%, 8/1/14  Aaa  176,629  200,186
 12 1/2%, 1/1/15  Aaa  64,184  73,904
 13%, 12/1/14 to 1/1/15 Aaa  104,928  124,634
 13 1/2%, 8/1/14 to 11/1/14 Aaa  46,831  56,300
 14%, 3/1/12 to 10/1/14 Aaa  308,148  367,504
  92,712,717
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.1%
 6%, 12/15/08 to 4/15/09 Aaa  2,334,575  2,282,945
 6 1/2%, 6/15/23 to 6/15/24 Aaa  7,393,918  7,158,585
 7%, 12/15/22 to 9/15/23 Aaa  2,689,310  2,667,645
 7 1/2%, 2/15/17 to 4/15/24 Aaa  3,509,684  3,556,340
 8%, 5/15/17 to 7/15/27 Aaa  17,811,904  18,341,495
 9%, 7/15/18 Aaa  29,512  31,818
 9 1/2%, 1/15/19 to 11/15/24 Aaa  462,014  502,462
 10%, 6/15/13 to 9/15/25 Aaa  4,231,424  4,708,817
 10 1/2%, 5/15/16 to 1/15/18 Aaa  2,980,621  3,343,699
 11%, 2/15/10 to 8/15/19  Aaa  5,032,650  5,718,422
 11%, 2/15/10 (e) Aaa  90,454  101,357
 11 1/2%, 7/15/10 to 8/15/13  Aaa  2,708  3,109
 12%, 2/15/16  Aaa  1,336,128  1,561,800
  49,978,494
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $166,238,498)   168,320,110
COMMERCIAL MORTGAGE SECURITIES - 0.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)  AMOUNT (NOTE 1)
GS Mortgage Securities Corp. II
 Series 1997-GL Class A2-B,
 6.86%, 7/13/30 Aaa $ 3,000,000 $ 3,024,844
Oregon Commercial Mortgage, Inc.
 Series 1995-1 Class A,
 7.15%, 6/25/26 (b)(f) Aaa  450,215  451,270
Resolution Trust Corp. Series
 1995-C2 Class A-1B,
 6 1/4%, 5/25/27 Aaa  159,794  159,144
TOTAL COMMERCIAL MORTGAGE
 SECURITIES (Cost $3,653,900)   3,635,258
FOREIGN GOVERNMENT OBLIGATIONS (C) - 0.3%
Manitoba Province yankee
7.93%, 2/15/00 A1  850,000  877,812
Newfoundland Province yankee
7.32%, 10/13/23 Baa1 1,220,000  1,201,346
TOTAL FOREIGN GOVERNMENT
 OBLIGATIONS (Cost $2,093,867)   2,079,158
SUPRANATIONAL OBLIGATIONS - 0.2%
African Development Bank
 7 3/4%, 12/15/01
(Cost $1,382,934) Aa1  1,325,000  1,382,540
CASH EQUIVALENTS - 4.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.33%, dated
 8/29/97 due 9/2/97  $ 27,678,382  27,662,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $618,754,780) $ 620,894,008
LEGEND
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,095,595 or 2.4% of net assets.
6. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
7. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
8. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 82.0% AAA, AA, A 76.1%
Baa 10.8% BBB  19.2%
Ba 2.7% BB  0.2%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $619,126,979. Net unrealized appreciation aggregated $1,767,029 of which $6,562,948 related to appreciated investment securities and $4,795,919 related to depreciated investment securities.
At February 28, 1997, the fund had a capital loss carryforward of approximately $11,394,000 of which $5,486,000, $3,769,000 and
$2,139,000 will expire on February 28, 2003, February 29, 2004 and February 28, 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



AMOUNTS IN THOUSANDS  AUGUST 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $27,662,000)
(COST $618,754,780)                                                                                         $ 620,894,008
- SEE ACCOMPANYING SCHEDULE

CASH                                                                                                        143,252

RECEIVABLE FOR INVESTMENTS SOLD                                                                              592,858

INTEREST RECEIVABLE                                                                                          6,701,131

 TOTAL ASSETS                                                                                                628,331,249

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                            $ 10,526,101
REGULAR DELIVERY

 DELAYED DELIVERY                                                                            17,909,614

DISTRIBUTIONS PAYABLE                                                                        305,476

ACCRUED MANAGEMENT FEE                                                                        24,437

OTHER PAYABLES AND ACCRUED EXPENSES                                                           163,241

 TOTAL LIABILITIES                                                                                           28,928,869

NET ASSETS                                                                                                  $ 599,402,380

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                             $ 610,033,350

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                                             (265,514)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                           (12,504,684)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                    2,139,228

NET ASSETS, FOR 56,741,542 SHARES OUTSTANDING                                                               $ 599,402,380

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($599,402,380 (DIVIDED BY)
56,741,542 SHARES)                                                                                           $10.56


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                             $ 21,754,294
INTEREST

EXPENSES

MANAGEMENT FEE                                                                   $ 931,578

TRANSFER AGENT FEES                                                               650,340

ACCOUNTING FEES AND EXPENSES                                                      108,828

NON-INTERESTED TRUSTEES' COMPENSATION                                             1,351

CUSTODIAN FEES AND EXPENSES                                                       22,855

REGISTRATION FEES                                                                 22,203

AUDIT                                                                             24,975

LEGAL                                                                             6,252

REPORTS TO SHAREHOLDERS                                                           9,436

MISCELLANEOUS                                                                     79

 TOTAL EXPENSES BEFORE REDUCTIONS                                                 1,777,897

 EXPENSE REDUCTIONS                                                               (870,029)    907,868

NET INVESTMENT INCOME                                                                          20,846,426

REALIZED AND UNREALIZED GAIN (LOSS)                                                            (390,694)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                  4,739,899

NET GAIN (LOSS)                                                                                4,349,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 25,195,631


STATEMENT OF CHANGES IN NET ASSETS


                                                                                       SIX MONTHS ENDED   YEAR ENDED
                                                                                       AUGUST 31, 1997    FEBRUARY 28,
                                                                                       (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                             $ 20,846,426       $ 36,315,771
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                                (390,694)          (2,760,808)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                   4,739,899          (7,661,971)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        25,195,631         25,892,992

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                (20,721,209)       (36,038,592)

SHARE TRANSACTIONS                                                                       115,535,349        199,504,433
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                          18,833,127         32,500,246

 COST OF SHARES REDEEMED                                                                 (107,820,483)      (129,124,771)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 26,547,993         102,879,908

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                31,022,415         92,734,308

NET ASSETS

 BEGINNING OF PERIOD                                                                     568,379,965        475,645,657

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
$265,514 AND                                                                            $ 599,402,380      $ 568,379,965
$390,731, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                                                   11,013,882         18,991,542

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                                1,796,003          3,099,083

 REDEEMED                                                                               (10,277,355)       (12,298,032)

 NET INCREASE (DECREASE)                                                                2,532,530          9,792,593


FINANCIAL HIGHLIGHTS

      SIX MONTHS ENDED    YEAR ENDED     YEAR ENDED     YEARS ENDED FEBRUARY 28,            FOUR MONTHS    YEAR ENDED
      AUGUST 31, 1997     FEBRUARY 28,   FEBRUARY 29,                                       ENDED          OCTOBER 31,
                                                                                            FEBRUARY 28,

      (UNAUDITED)         1997           1996           1995                       1994 E   1993           1992



SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD    $ 10.480    $ 10.710    $ 10.250    $ 10.830    $ 11.070    $ 10.910    $ 10.710

INCOME FROM INVESTMENT OPERATIONS        .375 D      .739 D      .755        .718        .697        .260        .839
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED             .077        (.235)      .460        (.542)      (.110)      .324        .277
GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS        .452        .504        1.215       .176        .587        .584        1.116



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME              (.372)      (.734)      (.755)      (.756)      (.727)      (.254)      (.836)

 FROM NET REALIZED GAIN                  -           -           -           -           (.070)      (.170)      (.080)

 IN EXCESS OF NET REALIZED GAIN          -           -           -           -           (.030)      -           -

 TOTAL DISTRIBUTIONS                     (.372)      (.734)      (.755)      (.756)      (.827)      (.424)      (.916)

NET ASSET VALUE, END OF PERIOD          $ 10.560    $ 10.480    $ 10.710    $ 10.250    $ 10.830    $ 11.070    $ 10.910

TOTAL RETURN B, C                        4.39%       4.93%       12.13%      1.90%       5.38%       5.50%       10.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD               $ 599,402   $ 568,380   $ 475,646   $ 354,682   $ 288,504   $ 123,351   $ 86,149
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE             .32% A,     .32% F      .32% F      .32% F      .32% F      .32% A,     .32%
NET ASSETS                              F                                                           F           F

RATIO OF EXPENSES TO AVERAGE NET         .31% A,     .31% G      .31% G      .32%        .32%        .32% A      .32%
ASSETS AFTER EXPENSE REDUCTIONS         G

RATIO OF NET INVESTMENT INCOME TO        7.10% A     7.05%       7.11%       7.58%       6.93%       7.34% A     7.70%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE                  82% A       65%         128%        73%         160%        89% A       113%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997 (Unaudited)




7. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
8. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
9. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $266,429,714 and $236,612,091, respectively, of which U.S. government and government agency obligations aggregated $200,992,518 and $176,566,957, respectively.
10. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
11. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $838,658.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,891 and $24,480, respectively, under these arrangements. PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on March 19, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  137,795,009.946 96.540
Withheld  4,938,702.449 3.460
 TOTAL  142,733,712.395 100.000
RALPH F. COX
Affirmative  137,794,473.493 96.552
Withheld  4,920,897.902 3.448
 TOTAL  142,715,371.395 100.000
Broker Non-Votes  18,341.000
PHYLLIS BURKE DAVIS
Affirmative  137,727,271.486 96.492
Withheld  5,006,440.909 3.508
 TOTAL  142,733,712.395 100.000
ROBERT M. GATES
Affirmative  137,514,094.332 96.343
Withheld  5,219,618.063 3.657
 TOTAL  142,733,712.395 100.000
EDWARD C. JOHNSON 3D
Affirmative  137,737,570.694 96.500
Withheld  4,996,141.701 3.500
 TOTAL  142,733,712.395 100.000
E. BRADLEY JONES
Affirmative  137,639,422.772 96.431
Withheld  5,094,289.623 3.569
 TOTAL  142,733,712.395 100.000
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  137,818,547.000 96.556
Withheld  4,915,165.395 3.444
 TOTAL  142,733,712.395 100.000
PETER S. LYNCH
Affirmative  137,772,000.244 96.524
Withheld  4,961,712.151 3.476
 TOTAL  142,733,712.395 100.000
WILLIAM O. MCCOY
Affirmative  137,801,020.083 96.544
Withheld  4,932,692.312 3.456
 TOTAL  142,733,712.395 100.000
GERALD C. MCDONOUGH
Affirmative  137,746,325.927 96.506
Withheld  4,987,386.468 3.494
 TOTAL  142,733,712.395 100.000
MARVIN L. MANN
Affirmative  137,784,341.519 96.532
Withheld  4,949,370.876 3.468
 TOTAL  142,733,712.395 100.000
THOMAS R. WILLIAMS
Affirmative  137,730,749.586 96.495
Withheld  5,002,962.809 3.505
 TOTAL  142,733,712.395 100.000
PROPOSAL 2
To ratify the selection of Price Waterhouse LLP as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE      132,475,336.225    92.813

AGAINST          1,859,660.708      1.303

ABSTAIN          8,398,715.462      5.884

TOTAL            142,733,712.395    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE          121,865,317.107    85.916

AGAINST              10,962,650.857     7.728

ABSTAIN              9,015,160.431      6.356

TOTAL                141,843,128.395    100.000

BROKER NON-VOTES     890,584.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE      28,363,130.559    83.697

AGAINST          4,847,639.585     14.305

ABSTAIN          676,924.274       1.998

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 4
To amend the Declaration of Trust to eliminate the notification requirement regarding the appointment of Trustees.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE      121,401,125.939    85.588

AGAINST          10,557,263.759     7.443

ABSTAIN          9,884,738.697      6.969

TOTAL                141,843,128.395    100.000

BROKER NON-VOTES     890,584.000

PROPOSAL 5
To amend the Declaration of Trust to clarify that the Trustees may authorize the investment of all of a fund's assets in another open-end investment company with substantially the same investment objectives and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE      118,484,070.068    83.532

AGAINST          13,125,326.708     9.253

ABSTAIN          10,233,731.619     7.215

TOTAL                141,843,128.395    100.000

BROKER NON-VOTES     890,584.000

PROPOSAL 6
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          30,477,249.360    89.936

AGAINST              2,577,251.676     7.605

ABSTAIN              833,193.382       2.459

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 7
To amend the fundamental investment limitation concerning the sale and purchase of real estate.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          30,231,092.748    89.210

AGAINST              2,341,708.682     6.910

ABSTAIN              1,314,892.988     3.880

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 8
To amend the fundamental investment limitation concerning borrowing.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          30,070,443.891    88.736

AGAINST              2,525,921.999     7.453

ABSTAIN              1,291,328.528     3.811

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 9
To amend the fundamental investment limitation regarding the purchase and sale of commodities.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          30,055,908.690    88.693

AGAINST              2,527,997.059     7.460

ABSTAIN              1,303,788.669     3.847

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 10
To amend the fundamental investment limitation concerning
diversification to exclude securities of other investment companies from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          31,638,747.280    93.364

AGAINST              977,400.541       2.884

ABSTAIN              1,271,546.597     3.752

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 11
To amend the fundamental investment limitation concerning the issuance of senior securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE      30,836,217.801    90.995

AGAINST          1,751,017.294     5.167

ABSTAIN              1,300,459.323     3.838

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 12
To eliminate the fundamental investment limitation concerning short sales of securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          25,070,658.411    73.982

AGAINST              7,869,490.854     23.222

ABSTAIN              947,545.153       2.796

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 13
To eliminate the fundamental investment limitation concerning margin purchases.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          25,007,942.627    73.797

AGAINST              7,932,547.982     23.408

ABSTAIN              947,203.809       2.795

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 14
To amend the fundamental investment limitation concerning lending.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          28,314,613.453    83.554

AGAINST              4,258,528.509     12.567

ABSTAIN              1,314,552.456     3.879

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000

PROPOSAL 15
To amend the fundamental investment limitation concerning the concentration of its investments in a single industry.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE          29,686,996.252    87.604

AGAINST              2,937,913.800     8.670

ABSTAIN              1,262,784.366     3.726

TOTAL                33,887,694.418    100.000

BROKER NON-VOTES     250.000


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT
Christine J. Thompson, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES